UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
333-268917
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	1	/ /
Post-Effective Amendment No.		/ /

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS V
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class C, Class R, Class R6 and Institutional Class shares of beneficial interest, no par value, of Delaware Wealth Builder Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B - Statement of Additional Information
5.	Part C - Other Information
6.	Signatures
7.	Exhibits

This Pre-Effective Amendment to the Registration Statement on Form N-14 contains one common Prospectus/Information Statement and one common Statement of Additional Information that will be filed by two registrants. The Part C contained in this Pre-Effective Amendment relates only to Delaware Group Equity Funds V. A separate amendment to the Registration Statement on Form N-14 which includes the common Prospectus/Information Statement, the common Statement of Additional Information and its own Part C, is also being filed for Delaware Group Equity Funds IV.

DELAWARE EQUITY INCOME FUND
DELAWARE TOTAL RETURN FUND
DELAWARE STRATEGIC ALLOCATION FUND
DELAWARE MID CAP VALUE FUND
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that each of Delaware Equity Income Fund, Delaware Total Return Fund, Delaware Strategic Allocation Fund and Delaware Mid Cap Value Fund (each, an Acquired Fund and together, the Acquired Funds) will be reorganized with and into a corresponding fund (each, an Acquiring Fund and together, the Acquiring Funds), as follows (each, a Reorganization and together, the Reorganizations), on or about March 10, 2023 (Reorganization Date):
Acquired Funds	Acquiring Funds
Delaware Equity Income Fund, a series of Delaware Group® Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV
Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Strategic Allocation Fund, a series of Delaware Group Foundation® Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV

The Prospectus/Information Statement discusses the Reorganizations and provides you with information that you should consider.  The Board of Trustees of each of Delaware Group Equity Funds IV, Delaware Group Foundation Funds and Delaware Group Equity Funds I (together, the Acquired Trusts) approved the Reorganizations and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required.  On the Reorganization Date, your shares of the Acquired Fund(s) will be converted automatically at net asset value into shares of the same class of the corresponding Acquiring Fund.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the corresponding Acquiring Fund. The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization. No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to a Reorganization.

If you have any questions, please call 800-523-1918.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATIONS	4
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	4
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	4
INFORMATION ABOUT THE FUNDS	24
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	24
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	30
What are the general tax consequences of the Reorganizations?	32
Who manages the Funds?	33
How do the performance records of the Funds compare?	35
Where can I find more financial information about the Funds?	45
What are other key features of the Funds?	45
REASONS FOR THE REORGANIZATIONS	66
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	67
How will the Reorganizations be carried out?	68
Who will pay the expenses of the Reorganization?	68
What are the tax consequences of each Reorganization?	68
What should I know about shares of the Acquired Fund and Acquiring Fund?	71
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	73
Do the Trustees and Officers own shares of the Funds?	76
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	76
MORE INFORMATION ABOUT THE FUNDS	84
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	87

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DELAWARE EQUITY INCOME FUND
DELAWARE TOTAL RETURN FUND
DELAWARE STRATEGIC ALLOCATION FUND
DELAWARE MID CAP VALUE FUND
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800-523-1918

PROSPECTUS/INFORMATION STATEMENT

Dated January 31, 2023

Acquisition of the Assets of:
DELAWARE EQUITY INCOME FUND (a series of Delaware Group® Equity Funds IV)
By and in exchange for shares of:
DELAWARE GROWTH AND INCOME FUND (a series of Delaware Group Equity Funds IV)

Acquisition of the Assets of:
DELAWARE TOTAL RETURN FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE WEALTH BUILDER FUND (a series of Delaware Group Equity Funds V)

Acquisition of the Assets of:
DELAWARE STRATEGIC ALLOCATION FUND (a series of Delaware Group Foundation® Funds)
By and in exchange for shares of:
DELAWARE WEALTH BUILDER FUND (a series of Delaware Group Equity Funds V)

Acquisition of the Assets of:
DELAWARE MID CAP VALUE FUND (a series of Delaware Group Equity Funds I)
By and in exchange for shares of:
DELWARE OPPORTUNITY FUND (a series of Delaware Group Equity Funds IV)

This Prospectus/Information Statement is being furnished to shareholders of Delaware Equity Income Fund, Delaware Total Return Fund, Delaware Strategic Allocation Fund and Delaware Mid Cap Value Fund (each, an Acquired Fund and together, the Acquired Funds). The Delaware Equity Income Fund and Delaware Total Return Fund are series of Delaware Group Equity Funds IV, the Delaware Strategic Allocation Fund is a series of the Delaware Group Foundation Funds, and the Delaware Mid Cap Value Fund is a series of Delaware Group Equity Funds I (together, the Acquired Trusts). Each of the Acquired Funds will be reorganized into its corresponding Delaware Funds by Macquarie fund as indicated below (each, an Acquiring Fund and together, the Acquiring Funds), on or about March 10, 2023 (Reorganization Date):

Acquired Funds	Acquiring Funds
Delaware Equity Income Fund, a series of Delaware Group Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV
Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV

 Delaware Group Equity Funds IV and Delaware Group Equity Funds V are each referred to individually as the “Acquiring Trust” and together as the “Acquiring Trusts.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

Pursuant to an Agreement and Plan of Reorganization (the Plan): (i) all of the property, assets, and goodwill (Assets) of each Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of  the Acquired Fund, in exchange for shares of the Acquiring Fund. According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of the Acquired Trusts and the Acquiring Trusts (each, a Board and together, the Boards) have approved the Plan and each Reorganization.  Shareholders of the Acquired Funds are not required to and are not being asked to approve the Plan or the Reorganizations. Pursuant to the Plan, holders of Class A, Class C, Class R, Class R6, and Institutional Class shares, as applicable, of each Acquired Fund will receive shares of equal aggregate net asset value of Class A, Class C, Class R, Class R6, and Institutional Class shares, as applicable, respectively, of the corresponding Acquiring Fund. Each Acquiring Fund will be the accounting survivor of the related Reorganization.
Each Fund is a diversified series of its respective trust. Delaware Management Company (DMC or the Manager), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) serves as the investment advisor for the Funds.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganizations. You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated January 31, 2023 (the Statement of Additional Information), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (the SEC) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (the Acquiring Fund Prospectuses) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (the Acquired Fund Prospectuses) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectuses and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Equity Income Fund – dated Jan. 28, 2022 (1933 Act File No. 033-00442)	Delaware Growth and Income Fund – dated Jan. 28, 2022 (1933 Act File No. 033-00442)
Delaware Total Return Fund – dated Jan. 28, 2022 (1933 Act File No. 033-00442)	Delaware Wealth Builder Fund – dated March 30, 2022 (1933 Act File No. 033-11419)
Delaware Strategic Allocation Fund – dated July 29, 2022 (1933 Act File No. 333-38801)	Delaware Wealth Builder Fund – dated March 30, 2022 (1933 Act File No. 033-11419)

Delaware Mid Cap Value Fund – dated Feb. 25, 2022 (1933 Act File No. 002-10765)	Delaware Opportunity Fund – dated Jan. 28, 2022 (1933 Act File No. 033-00442)

You can request a free copy of any of the Funds’ Prospectuses, Statements of Additional Information (SAIs), Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie, P.O. Box 9876, Providence, RI 02940-8076 (regular mail) or c/o Delaware Funds by Macquarie® Service Center, 4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on November 9, 2022, the Boards, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the 1940 Act)) (the Independent Trustees), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

The Reorganizations will result in your Acquired Fund shares being exchanged for the corresponding Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of Class A, Class C, Class R, Class R6, and Institutional Class shares as applicable of each Acquired Fund will receive shares of equal aggregate net asset value of Class A, Class C, Class R, Class R6, and Institutional Class shares as applicable, respectively, of the corresponding Acquiring Fund. This means that you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan (Reorganization Date), which is currently anticipated to occur on or around March 10, 2023. Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds. Additionally, Class C shareholders of the Acquiring Funds, as applicable, will not incur any contingent deferred sales charge for the exchange of their shares for Class C shares of the corresponding Acquiring Fund. As applicable, subsequent purchases of Class A shares or Class C shares of an Acquiring Fund will, however, be subject to applicable sales charges.

For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Boards have determined that each Reorganization is in the best interests of each Acquired Fund and its corresponding Acquiring Fund.  The Boards have also concluded that the interests of the existing shares of each Acquired Fund and the existing shares of each Acquiring Fund will not be diluted as a result of the Reorganizations. In making these determinations, the Boards noted the recommendation of Delaware Management Company, the Funds’ investment manager, and considered the following, among other factors: (i) each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions, (ii) each Acquiring Fund and its corresponding Acquired Fund have the same portfolio management teams and a high degree of portfolio holding overlap, which is anticipated to mitigate transaction costs due to the Reorganization; (iii) each Acquiring Fund’s overall total expense ratios are expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following Reorganizations, including the effect of applicable waivers; (iv) each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders; (v) the reduced number of substantially similar Funds should benefit distribution efforts and shelf space eligibility, amongst other reasons; (vi) the performance of the Funds across the various periods, including favorable performance of each Acquiring Fund over the longer term (e.g., 10-year period) and (vii) each Reorganization will be structured so it qualifies as a tax-free reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Equity Income Fund (Acquired Fund)	Delaware Growth and Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Equity Income Fund seeks total return.	What is the Fund’s investment objective? Delaware Growth and Income Fund seeks long-term growth of capital and current income.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Each Fund primarily invests in equity securities and seeks to generate income by investing primarily in dividend paying companies.

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equities (80% policy). With respect to the Acquired Fund, for purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Acquiring Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Acquiring Fund primarily invests in common stock of large companies, but may also invest in small and mid size companies. Each Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Each Fund may own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. Both Funds may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Both Funds may invest in other investment companies to the extent permitted by the 1940 Act; however, the Acquired Fund invests in ETFs as a principal investment strategy whereas the Acquiring Fund currently does not invest principally in ETFs.

Delaware Equity Income Fund (Acquired Fund)	Delaware Growth and Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Fund invests, under normal circumstances, primarily in companies that the Fund believes are attractive in the market based on their view of long term potential. Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy). For purposes of this 80% policy, equities may include common stock, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock, or other instruments that represent an equity position in an issuer. The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds

What are the Fund’s principal investment strategies?

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies. The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Fund's investment manager, Delaware Management Company (Manager), serves as the Fund’s sub-advisor and manages the Fund’s assets. In addition, Macquarie Fund Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Fund. Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Fund's investment manager, Delaware Management Company (Manager), serves as the Fund’s sub-advisor and manages the Fund’s assets. In addition, Macquarie Fund Management Hong Kong Limited, an affiliate of the Manager, may execute security trades for the Fund. Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equities (80% policy).The 80% policy is non-fundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar but not identical. Both Funds are subject to market risk, company size risk, real estate industry risk, liquidity risk, IBOR risk, and active management and selection risk. The Acquired Fund is also subject to exchange-traded fund risk as a principal risk, whereas exchange-traded fund risk is a non-principal investment risk for the Acquiring Fund. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Company size risk	Company size risk
Real estate industry risk	Real estate industry risk
Exchange-traded fund risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk. (Acquired Fund and Acquiring Fund) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk. (Acquired Fund and Acquiring Fund) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk. (Acquired Fund) The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. Both the Funds have materially identical fundamental investment restrictions.  These fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE TOTAL RETURN FUND INTO DELAWARE WEALTH BUILDER FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Total Return Fund (Acquired Fund)	Delaware Wealth Builder Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Total Return Fund seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	What is the Fund’s investment objective? Delaware Wealth Builder Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar principal investment strategies, but there are some differences, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

For the purposes of each Fund’s principal investment strategies as described below, references to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK” or the “Sub-advisor”), with respect to its role as sub-advisor of each Fund.

Each Fund allocates its assets dynamically across equities and fixed income securities, and will normally invest at least 50% of its assets in equity and/or equity equivalent securities.

The Acquiring Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and US government securities. Similarly, the Acquired Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. Under normal circumstances, at least 50% of the Acquiring Fund’s total assets will be invested in income-generating equity securities, including real estate investment trusts (REITs). It is expected that the proportion of the Acquiring Fund’s total assets invested in income-generating equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) will vary from 50% to 100% of the Fund’s total assets. While the Acquired Fund does not use a fixed formula for allocating investments between stocks and bonds, the Acquired Fund normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments. The Acquired Fund may also invest in REITs.

The proportion of each Fund’s assets invested in debt securities and/or debt equivalent securities will correspondingly vary, generally from 0% to 50% of the Fund’s total assets (for the Acquiring Fund, this portion of the portfolio includes exposure achieved indirectly through derivatives and ETFs). Each Fund may invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Acquired Fund may also invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

While debt securities may comprise up to 50% of each Fund’s total assets, no more than 45% of the Acquiring Fund’s total assets will be invested in high yield, high-risk debt securities.

The Acquiring Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Acquiring Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

In connection with its dynamic asset-allocation framework, each Fund’s portfolio includes a tactical / completion sleeve which will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

Each Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Delaware Total Return Fund (Acquired Fund)	Delaware Wealth Builder Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or

What are the Fund’s principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and US government securities.

Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income-generating equity securities, including real estate investment trusts (REITs). While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Fund may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

The Fund may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL, and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute equity Fund security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to

Fund’s total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

It is expected that the proportion of the Fund’s total assets invested in income-generating equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) will vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities and debt equivalent securities (including derivatives and ETFs) will correspondingly vary from 0% to 50% of the Fund’s total assets.

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar but not identical. Both Funds are subject to credit risk, interest rate risk, high yield (junk bond) risk, real estate industry risk, market risk, derivatives risk, foreign risk, exchange-traded fund risk, liquidity risk, IBOR risk and active management and selection risk. The Acquired Fund is also subject to mortgage and asset backed securities risk and company size risk. Additionally, the Acquiring Fund’s Prospectus discloses that the Fund’s investments will be subject to leveraging risk and government and regulatory risk, which are related to derivatives risk and market risk, respectively, that are applicable to both Funds. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Credit risk	Credit risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk
Mortgage-backed and asset-backed securities risk

General risks:	General risks:
Company size risk
Real estate industry risk	Real estate industry risk
Market risk	Market risk
Derivatives risk	Derivatives risk
Leveraging risk
Foreign risk	Foreign risk
Exchange-traded fund risk	Exchange-traded fund risk
Government and regulatory risk
Liquidity risk	Liquidity risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that the Federal Reserve Board continues to increase interest rates from its historically low levels.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk. (Acquired Fund) The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

General Risks

Company size risk. (Acquired Fund) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk. (Acquired Fund and Acquiring Fund) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk. (Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Exchange-traded fund risk. (Acquired Fund and Acquiring Fund) The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

Government and regulatory risk. (Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. Each Fund has materially identical fundamental investment restrictions.  Such fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Strategic Allocation Fund (Acquired Fund)	Delaware Wealth Builder Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Strategic Allocation Fund seeks capital appreciation with current income as a secondary objective.	What is the Fund’s investment objective? Delaware Wealth Builder Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar principal investment strategies, but there are some differences, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

For the purposes of each Fund’s principal investment strategies as described below, references to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK” or the “Sub-advisor”), with respect to its role as sub-advisor of each Fund.

Each Fund allocates its investments across asset classes by investing in US and foreign equities and fixed income securities.

The Acquiring Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and US government securities. Under normal circumstances, at least 50% of the Acquiring Fund’s total assets will be invested in income-generating equity securities, including real estate investment trusts (REITs). It is expected that the proportion of the Acquiring Fund’s total assets invested in income-generating equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) will vary from 50% to 100% of the Fund’s total assets. The Acquired Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Acquired Fund will typically target about 60% (but may range from 40%-70%) of its net assets in equity securities and equity equivalent securities (including derivatives and ETFs) and about 40% (but may range from 30%-60%) of its net assets in fixed income securities and fixed income equivalent securities (including derivatives and ETFs).

The proportion of the Acquiring Fund’s assets invested in debt securities and/or debt equivalent securities will correspondingly vary, generally from 0% to 50% of the Fund’s total assets (including derivatives and ETFs). In addition, the Acquiring Fund may invest up to 45% of its total assets in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality.

The Acquiring Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Acquiring Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries. In contrast, the Acquired Fund may invest 10% to 60% of net assets in foreign securities, inclusive of up to 15% of net assets in emerging market securities.

In connection with its dynamic asset-allocation framework, each Fund’s portfolio includes a tactical / completion sleeve which will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs. For the Acquired Fund, if applicable, the derivatives and ETFs within the tactical / completion sleeve will also be counted towards its asset class ranges as defined above.

Each Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Delaware Strategic Allocation Fund (Acquired Fund)	Delaware Wealth Builder Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) and about 40% of its net assets in fixed income securities and fixed income equivalent securities (including derivatives and ETFs). Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, inclusive of up to 15% of net assets in emerging market securities.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), one of the Fund’s sub-advisors, uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Following are the strategic policy weights for the Fund’s net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity asset class: 60% policy weight (40-70% range)
• US equity asset class: 30% policy weight (10-40% range)

What are the Fund’s principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and US government securities. Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income-generating equity securities, including real estate investment trusts (REITs). While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based

• International equity asset class: 22.5% policy weight (10-40% range)
• Global real estate equity asset class: 0% policy weight (0-15% range)
• Emerging markets asset class: 7.5% policy weight (0-15% range)

Fixed income asset class: 40% policy weight (30-60% range)
• Diversified fixed income asset class: 40% policy weight (30-60% range)
• Diversified fixed income: 38% policy weight (20-50% range)
• Money market/cash equivalents: 2% policy weight (0-15% range)

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs. If applicable, the derivatives and ETFs within the tactical / completion sleeve will also be counted towards the asset class ranges defined above.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

As determined by MIMAK from time to time, Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which MIMAK may allocate assets. In addition, MIMAK may seek investment advice and recommendations relating to fixed income securities from the Manager’s affiliates: Macquarie Investment Management Europe Limited (MIMEL) and MIMGL. MIMAK may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of MIMAK. MIMAK may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where MIMAK believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and MIMAK may also seek quantitative support from MIMGL.

on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

It is expected that the proportion of the Fund’s total assets invested in income-generating equity securities and equity equivalent securities (including derivatives and exchange-traded funds (ETFs)) will vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities and debt equivalent securities (including derivatives and ETFs) will correspondingly vary from 0% to 50% of the Fund’s total assets.

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar but not identical. Both Funds are subject to credit risk, interest rate risk, market risk, foreign risk, real estate industry risk, derivatives risk, exchange-traded fund risk, leveraging risk, liquidity risk, government and regulatory risk, IBOR risk and active management and selection risk. Although both Funds are subject to fixed income related risks in connection with their investments, only the Acquired Fund lists fixed income risk as a principal investment risk factor. The Acquired Fund is also subject to company size risk, and forward foreign currency risk. Additionally, the Acquiring Fund will be subject to high yield (junk bond) risk as a principal investment risk, whereas high yield (junk bond) risk is not a principal investment risk of the Acquired Fund. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Fixed income risk
Credit risk	Credit risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk

General risks:	General risks:
Market risk	Market risk
Company size risk
Foreign risk	Foreign risk
Forward foreign currency risk
Real estate industry risk	Real estate industry risk
Derivatives risk	Derivatives risk
Exchange-traded fund risk	Exchange-traded fund risk
Leveraging risk	Leveraging risk
Liquidity risk	Liquidity risk
Government and regulatory risk	Government and regulatory risk
IBOR risk	IBOR risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Fixed income risk. (Acquired Fund) The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that the Federal Reserve Board continues to increase interest rates from its historically low levels.

High yield (junk bond) risk. (Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

General Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk. (Acquired Fund) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Forward foreign currency risk. (Acquired Fund) The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Real estate industry risk. (Acquired Fund and Acquiring Fund) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk. (Acquired Fund and Acquiring Fund) The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

Leveraging risk. (Acquired Fund and Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions.  Both the Funds have materially identical fundamental investment restrictions.  These fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have substantially the same investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Mid Cap Value Fund (Acquired Fund)	Delaware Opportunity Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Mid Cap Value Fund seeks capital appreciation.	What is the Fund’s investment objective? Delaware Opportunity Fund seeks long-term capital growth.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” and neither Fund will concentrate its investments in any one industry.

Each Fund primarily invests in mid-size companies that the Manager believes offer attractive valuation characteristics. Additionally, each Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

Under normal circumstances, at least 80% of the Acquired Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of medium-sized companies (80% policy). For purposes of its 80% policy, the Acquired Fund considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap® Value Index (Index) at the time of investment. In contrast, the Acquiring Fund has not adopted an 80% policy; however, the Acquiring Fund also invests primarily in mid-size companies but may continue to hold stocks of mid-size companies that grow into large companies. The Acquiring Fund may also invest opportunistically in stocks of larger companies and may invest in active or passive exchange-traded funds (ETFs).

The Acquired Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Delaware Mid Cap Value Fund (Acquired Fund)	Delaware Opportunity Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

The Fund invests primarily in investments of medium-sized companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Fund’s investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that it believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends.

Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of medium-sized companies (80% policy). The Fund considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap® Value Index (Index) at the time of the Fund’s investment. As of May 7, 2021, the smallest company included in the Index had a market capitalization of $3.6 billion and the largest company included in the Index had a market capitalization of $46.4 billion. The market capitalization range for the Russell Midcap Value Index will change on a periodic basis. A company’s market capitalization is determined based on its current market capitalization. Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the Fund’s principal investment strategies?

The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt.

The Fund also may invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and up to 20% of its net assets in real estate investment trusts (REITs). The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated, or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Fund Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar but not identical. Both Funds are subject to market risk, company size risk, real estate industry risk, active management and selection risk, liquidity risk and IBOR risk. The Acquired Fund is also subject to interest rate risk. The Acquired Fund, but not the Acquiring Fund, discloses that its investments are subject to government and regulatory risk, which is related to market risk applicable to both Funds. In addition, the Acquiring Fund will be subject to exchange-traded fund risk as a principal investment risk whereas for the Acquired Fund exchange-traded fund risk is a non-principal investment risk. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Company size risk	Company size risk
Real estate industry risk	Real estate industry risk
Interest rate risk
Exchange-traded fund risk
Active management and selection risk	Active management and selection risk
Liquidity risk	Liquidity risk
Government and regulatory risk
IBOR risk	IBOR risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk. (Acquired Fund and Acquiring Fund) The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk. (Acquired Fund and Acquiring Fund) This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk. (Acquired Fund) The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. Risks associated with rising interest rates are heightened given that the Federal Reserve Board continues to increase interest rates from its historically low levels.

Exchange-traded fund risk. (Acquiring Fund) The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund’s expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk.  (Acquired Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Fundamental Investment Restrictions. Both the Funds have materially identical fundamental investment restrictions.  These fundamental investment restrictions cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

What is the historical portfolio turnover of each of the Funds?

The following tables show each Fund’s portfolio turnover rates for the past two fiscal years:

Acquired Fund	Fiscal Year Ended 9/30/22	Fiscal Year Ended 9/30/21
Delaware Equity Income Fund	23%	57%
Delaware Total Return Fund	57%	94%
	Fiscal Year Ended 3/31/22	Fiscal Year Ended 3/31/21
Delaware Strategic Allocation Fund	70%	77%
	Fiscal Year Ended 10/31/21	Fiscal Year Ended 10/31/20
Delaware Mid Cap Value Fund	19%	43%

Acquiring Fund	Fiscal Year Ended 9/30/22	Fiscal Year Ended 9/30/21
Delaware Growth and Income Fund	23%	51%
Delaware Opportunity Fund	17%	13%
	Fiscal Year Ended 11/30/21	Fiscal Year Ended 11/30/20
Delaware Wealth Builder Fund	89%	68%

Portfolio turnover may generate realized capital gains.  Management believes this risk to be extremely low as each Acquiring Fund holds substantially the same securities as the applicable corresponding Acquired Fund. Higher turnover due to sales of portfolio securities should be expected for the Reorganization of each of the Delaware Total Return Fund and Delaware Strategic Allocation Fund into the Delaware Wealth Builder Fund, respectively, as holdings overlap is relatively lower than the other Reorganizations described herein.  Additional capital gains may be incurred due to unforeseen shareholder redemptions.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Fund shares after the Reorganization.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
The Acquired Fund currently has not reached a breakpoint in the investment advisory fee, while the Acquiring Fund has over $1 billion in assets, which means it has reached a breakpoint in the investment advisory fee. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and the Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization.
Shareholder Fees (fees paid directly from your investment)	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Equity Income Fund as of Sept. 30, 2022
Class A into Acquiring Fund Class A	5.75%	None	0.65%	0.25%	0.22%	None	1.12%	(0.10%)[1]	None	1.02%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.65%	None	0.22%	None	0.87%	(0.10%)[1]	None	0.77%
Class R6 into Acquiring Fund Class R6	None	None	0.65%	None	0.16%[2]	None	0.81%	(0.10%)[1]	None	0.71%
Delaware Growth and Income Fund as of Sept. 30, 2022
Class A	5.75%	None	0.62%	0.25%	0.19%	None	1.06%	(0.04%)[3]	None	1.02%
Inst. Class	None	None	0.62%	None	0.19%	None	0.81%	(0.04%)[3]	None	0.77%
Class R6	None	None	0.62%	None	0.12%[2]	None	0.74%	(0.00%)[3]	None	0.74%
Pro Forma Delaware Growth and Income Fund as of March 10, 2023
Class A	5.75%	None	0.61%	0.25%	0.18%	None	1.04%	(0.02%)[4]	None	1.02%
Inst. Class	None	None	0.61%	None	0.18%	None	0.79%	(0.02%)[4]	None	0.77%
Class R6	None	None	0.61%	None	0.11%[2]	None	0.72%	(0.01%)[4]	None	0.71%
1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% and 0.71% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
2“Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

3 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from  exceeding 0.77% and 0.75% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

4 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% and 0.71% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from March 10, 2023 through March 10, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE TOTAL RETURN FUND AND DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
Neither of the Acquired Funds nor the Acquiring Fund have currently reached a breakpoint in the investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will achieve an investment advisory fee breakpoint and Acquiring Fund and Acquired Fund shareholders will experience a decrease in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease and Acquired Fund shareholders will experience no change in total annual fund operating expenses upon the Reorganization.
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Dividends on Short Sales and Interest Expense	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Total Return Fund as of Sept. 30, 2022
Class A into Acquiring Fund Class A	5.75%	None	0.65%	0.25%	--	0.25%	1.15%	(0.09%)[1]	None	1.06%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.65%	None	--	0.25%	0.90%	(0.09%)[1]	None	0.81%
Class R6 into Acquiring Fund Class R6	None	None	0.65%	None	--	0.19%[4]	0.84%	(0.05%)[1]	None	0.79%
Delaware Strategic Allocation Fund as of Sept. 30, 2022

Class A into Acquiring Fund Class A	5.75%	None	0.65%	0.24%	--	0.32%	1.21%	(0.18%)[2]	None	1.03%
Class C into Acquiring Fund Class C	None	1.00%[3]	0.65%	1.00%	--	0.32%	1.97%	(0.18%)[2]	None	1.79%
Class R into Acquiring Fund Class R	None	None	0.65%	0.50%	--	0.32%	1.47%	(0.18%)[2]	None	1.29%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.65%	None	--	0.32%	0.97%	(0.18%)[2]	None	0.79%
Delaware Wealth Builder Fund as of January 19, 2023
Class A	5.75%	None	0.65%	0.25%	0.00%	0.20%	1.10%	(0.02%)[5]	None	1.08%
Class C	None	1.00[3]	0.65%	1.00%	0.00%	0.20%	1.85%	(0.02%)[5]	None	1.83%
Class R	None	None	0.65%	0.50%	0.00%	0.20%	1.35%	(0.02%)[5]	None	1.33%
Inst. Class	None	None	0.65%	None	0.00%	0.20%	0.85%	(0.02%)[5]	None	0.83%
Class R6	None	None	0.65%	None	0.00%	0.22%[4]	0.87%	(0.15%)[6]	None	0.72%
Pro Forma Delaware Wealth Builder Fund as of March 10, 2023
Class A	5.75%	None	0.62%	0.25%	0.00%	0.18%	1.05%	(0.01%)[7]	None	1.04%
Class C	None	1.00[6]	0.62%	1.00%	0.00%	0.18%	1.80%	(0.01%)[7]	None	1.79%
Class R	None	None	0.62%	0.50%	0.00%	0.18%	1.30%	(0.01%)[7]	None	1.29%
Inst. Class	None	None	0.62%	None	0.00%	0.18%	0.80%	(0.01%)[7]	None	0.79%
Class R6	None	None	0.62%	None	0.00%	0.13%[4]	0.75%	(0.01%)[7]	None	0.74%
1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding   0.81% and 0.79% of the Fund’s average daily net assets for share classes other than R6 and Class R6 shares, respectively, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
4 “Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

5 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from March 30, 2022 through March 31, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
6  The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets from January 18, 2023 through March 29, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
7 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% and 0.75% of the Fund’s average daily net assets for share classes other than Class R6 and Class R6 shares, respectively, from March 10, 2023 through March 10, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
The size of the Acquiring Fund’s assets has caused the Acquiring Fund to have reached an advisory fee breakpoint. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, Acquiring Fund’s investment advisory fee will remain at the same investment advisory fee breakpoint and the Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease, and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization.
Shareholder Fees (fees paid directly from your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Mid Cap Value Fund as of Apr. 30, 2022
Class A into Acquiring Fund Class A	5.75%	None	0.75%	0.25%	0.41%	1.41%	(0.27%)[1]	None	1.14%
Class C into Acquiring Fund Class C	None	1.00%[2]	0.75%	1.00%	0.41%	2.16%	(0.27%)[1]	None	1.89%
Class R into Acquiring Fund Class R	None	None	0.75%	0.50%	0.41%	1.66%	(0.27%)[1]	None	1.39%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.75%	None	0.41%	1.16%	(0.27%)[1]	None	0.89%
Delaware Opportunity Fund as of January 18, 2023
Class A	5.75%	None	0.74%	0.25%	0.21%	1.20%	(0.05%)[4]	None	1.15%
Class C	None	1.00%[2]	0.74%	1.00%	0.21%[3]	1.95%	(0.06%)[5]	None	1.89%
Class R	None	None	0.74%	0.50%	0.21%[3]	1.45%	(0.06%)[5]	None	1.39%
Inst. Class	None	None	0.74%	None	0.21%	0.95%	(0.05%)[4]	None	0.90%
Pro Forma Delaware Opportunity Fund as of March 10, 2023
Class A	5.75%	None	0.74%	0.25%	0.21%	1.20%	(0.06%)[6]	None	1.14%
Class C	None	1.00%[2]	0.74%	1.00%	0.21%	1.95%	(0.06%)[6]	None	1.89%
Class R	None	None	0.74%	0.50%	0.21%	1.45%	(0.06%)[6]	None	1.39%
Inst. Class	None	None	0.74%	None	0.21%	0.95%	(0.06%)[6]	None	0.89%

1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from February 25, 2022 through February 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
2 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
3 “Other expenses” for Class C and Class R shares are estimated. For additional information, see the section of this Prospectus entitled “Choosing a share class.”
4 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets for Class A and Institutional Class shares and 0.78% of the Fund’s Class R6 shares’ average daily net assets, from January 28, 2022 through January 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
5 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from January 18, 2023 through January 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
6 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from January 30, 2023 through March 10, 2024.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the contractual period indicated above and the total operating expenses without waivers for years 2 through 10 or 3 through 10, as applicable.  Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 673	$ 901	$ 1,147	$ 1,851
Acquiring Fund	$ 673	$ 889	$ 1,122	$ 1,791
Pro forma Acquiring Fund (after the Reorganization)	$ 673	$ 885	$ 1,114	$ 1,771

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 79	$ 268	$ 472	$ 1,063
Acquiring Fund	$ 79	$ 255	$ 446	$ 998
Pro forma Acquiring Fund (after the Reorganization)	$ 79	$ 250	$ 437	$ 976

Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 73	$ 249	$ 440	$ 992

Acquiring Fund	$ 76	$ 237	$ 411	$ 918
Pro forma Acquiring Fund (after the Reorganization)	$ 73	$ 229	$ 400	$ 894

REORGANIZATION OF DELAWARE TOTAL RETURN FUND INTO DELAWARE WEALTH BUILDER FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 677	$ 911	$ 1,163	$ 1,885
Acquiring Fund	$ 679	$ 903	$ 1,145	$ 1,836
Pro forma Acquiring Fund (after the Reorganization)	$ 675	$ 889	$ 1,120	$ 1,783

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 83	$ 278	$ 490	$ 1,100
Acquiring Fund	$ 85	$ 269	$ 469	$ 1,047
Pro forma Acquiring Fund (after the Reorganization)	$ 81	$ 254	$ 443	$ 989

Class R6
Acquired Fund	$ 81	$ 263	$ 461	$ 1,033
Acquiring Fund	$ 74	$ 263	$ 468	$ 1,059
Pro forma Acquiring Fund (after the Reorganization)	$ 76	$ 239	$ 416	$ 929

REORGANIZATION OF DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 674	$ 920	$ 1,185	$ 1,942
Acquiring Fund	$ 679	$ 903	$ 1,145	$ 1,836
Pro forma Acquiring Fund (after the Reorganization)	$ 675	$ 889	$ 1,120	$ 1,783

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 182	$ 601	$ 1,046	$ 2,281
Acquiring Fund	$ 186	$ 580	$ 999	$ 2,168
Pro forma Acquiring Fund (after the Reorganization)	$ 182	$ 565	$ 974	$ 2,115

Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 131	$ 447	$ 786	$ 1,742
Acquiring Fund	$ 135	$ 426	$ 737	$ 1,622
Pro forma Acquiring Fund (after the Reorganization)	$ 131	$ 411	$ 712	$ 1,567

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 81	$ 291	$ 519	$ 1,173
Acquiring Fund	$ 85	$ 269	$ 469	$ 1,047

Pro forma Acquiring Fund (after the Reorganization)	$ 81	$ 254	$ 443	$ 989

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 685	$ 971	$ 1,278	$ 2,147
Acquiring Fund	$ 685	$ 929	$ 1,192	$ 1,942
Pro forma Acquiring Fund (after the Reorganization)	$ 685	$ 928	$ 1,191	$ 1,941

Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 192	$ 650	$ 1,135	$ 2,472
Acquiring Fund	$ 192	$ 600	$ 1,041	$ 2,265
Pro forma Acquiring Fund (after the Reorganization)	$ 192	$ 606	$ 1,047	$ 2,270

Class R	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 142	$ 497	$ 877	$ 1,943
Acquiring Fund	$ 142	$ 447	$ 780	$ 1,725
Pro forma Acquiring Fund (after the Reorganization)	$ 142	$ 453	$ 786	$ 1,730

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$ 91	$ 342	$ 612	$ 1,385
Acquiring Fund	$ 92	$ 298	$ 521	$ 1,162
Pro forma Acquiring Fund (after the Reorganization)	$ 91	$ 297	$ 520	$ 1,161

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,”  Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.   For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of September 30, 2022, $330.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Growth and Income Fund	0.64%
Delaware Wealth Builder Fund	0.39%
Delaware Opportunity Fund	0.62%

A discussion of the basis for the Board’s approval of each Acquired Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year end September 30, 2022.  A discussion of the basis for the Board’s approval of each Acquiring Fund’s investment advisory contract is available, for Delaware Growth and Income Fund and Delaware Opportunity Fund, in each Fund’s semiannual report to shareholders for the period ended March 31, 2022; and, for Delaware Wealth Builder Fund, in the Fund’s annual report to shareholders for the fiscal year ended May 31, 2022.

For each of the Funds, the Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors. The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Scot Thompson and Benjamin Leung, CFA. Mr. Thompson and Ms. Leung are the lead portfolio managers primarily responsible for the day-to-day management of both the Funds. When making decisions for the Funds, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.

Scot Thompson, CFA Senior Managing Director, Co-Head of Systematic Investments, Portfolio Manager. Mr. Hillmeyer has managed the Funds since January 2021.

Benjamin Leung, CFA Managing Director, Co-Head of Systematic Investments, Head of Research. Mr. Leung has managed the Funds since January 2021.

REORGANIZATION OF DELAWARE TOTAL RETURN FUND INTO DELAWARE WEALTH BUILDER FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Stefan Löwenthal, Jürgen Wurzer and Aaron D. Young. Messrs. Löwenthal, Wurzer and Young have primarily responsible for the day-to-day management of the Funds.

Sefan Löwenthal, Managing Director, Chief Investment Officer – Global Multi-Asset Team. Mr. Löwenthal has managed the Funds since June 2020.

Jürgen Wurzer, Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team. Mr. Wurzer has managed the Funds since June 2020.

Aaron D. Young, Senior Vice President, Portfolio Manager. Mr. Young has managed the Acquired Fund since May 2022 and Acquiring Fund since March 2022.

REORGANIZATION OF DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Sefan Löwenthal, Jürgen Wurzer and Aaron D. Young. Messrs. Löwenthal, Wurzer and Young are primarily responsible for the day-to-day management of the Funds.

Sefan Löwenthal, Managing Director, Chief Investment Officer – Global Multi-Asset Team. Mr. Löwenthal has managed the Acquired Fund since January 2019 and Acquiring Fund since June 2020.

Jürgen Wurzer, Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team. Mr. Wurzer has managed the Acquired Fund since January 2019 and Acquiring Fund since June 2020.

Aaron D. Young, Senior Vice President, Portfolio Manager. Mr. Young has managed the Acquired Fund since May 2022 and Acquiring Fund since March 2022.

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Kelley M. Carabasi, Kent P. Madden, Steven G. Catricks and Michael Foley.  Kelley M. Carabasi and Kent P. Madden have primary responsibility for making day-to-day investment decisions for the Fund. Ms. Carabasi and Mr. Madden regularly consult with Steven G. Catricks and Michael Foley.

Kelley M. Carabasi, CFA Co-Chief Investment Officer --US Small-Mid Cap Value Equity
Kelley M. Carabasi, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role she assumed in January 2022. She assumed portfolio management responsibilities in July 2012. She joined the team in July 2005 as an equity analyst.

Kent P. Madden, CFA Co-Chief Investment Officer --US Small-Mid Cap Value Equity
Kent P. Madden, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role he assumed in January 2022. He assumed portfolio management responsibilities in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010.

Steven G. Catricks, CFA Senior Portfolio Manager
Steven G. Catricks, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2012. He joined the team in October 2010 as a senior equity analyst.

Michael Foley, CFA Senior Portfolio Manager
Michael Foley, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2019. He joined the team in February 2015 as a senior equity analyst.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

How do the performance records of the Funds compare?
REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
The bar charts and tables below provide some indication of the risks of investing in the Delaware Equity Income Fund (Acquired Fund) and Delaware Growth and Income Fund (Acquiring Fund) by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800-523‑1918 or by visiting our website at delawarefunds.com/performance.

Delaware Equity Income Fund (Acquired Fund)
The Delaware Equity Income Fund adopted the performance of the First Investors Equity Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on October 4, 2019 (First Investors Reorganization). The Acquired Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019, reflect the performance and expenses of the Acquired Fund.
Delaware Equity Income Fund (Acquired Fund)
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.10% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.65% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	14.38%	7.96%	9.68%
Class A return after taxes on distributions	10.47%	4.22%	7.28%
Class A return after taxes on distributions and sale of Fund shares	10.79%	5.65%	7.49%
Institutional Class return before taxes (lifetime: 4/1/13-12/31/21)	21.69%	9.57%	9.71%
Class R6 return before taxes (lifetime: 4/1/13- 12/31/21)	21.68%	9.66%	9.81%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Growth and Income Fund (Acquiring Fund)
The Delaware Growth and Income Fund adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquiring Fund, which was consummated after the close of business on October 4, 2019 (First Investors Reorganization). The Acquiring Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquiring Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019, reflect the performance and expenses of the Acquiring Fund.
Delaware Growth and Income Fund (Acquiring Fund)
Year-by-year total return (Class A )

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.31% for the quarter ended December 31, 2020, and its lowest quarterly return was -26.47% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	14.49%	8.64%	10.62%
Class A return after taxes on distributions	11.33%	4.51%	7.96%
Class A return after taxes on distributions and sale of Fund shares	10.49%	6.08%	8.21%
Institutional Class return before taxes (lifetime: 4/1/13-12/31/21)	21.86%	10.29%	10.02%
Class R6 return before taxes (lifetime: 4/1/13-12/31/21)	21.91%	10.36%	10.08%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE TOTAL RETURN FUND INTO DELAWARE WEALTH BUILDER FUND
The bar charts and tables below provide some indication of the risks of investing in the Delaware Total Return Fund (Acquired Fund) and Delaware Wealth Builder Fund (Acquiring Fund) by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Delaware Total Return Fund (Acquired Fund)
The Delaware Total Return Fund adopted the performance of the First Investors Total Return Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on October 4, 2019 (First Investors Reorganization). The Acquired Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Acquired Fund.

Delaware Total Return Fund (Acquired Fund)
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.17% for the quarter ended June 30, 2020, and its lowest quarterly return was -20.06% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	9.88%	6.58%	7.46%
Class A return after taxes on distributions	6.18%	3.80%	5.52%
Class A return after taxes on distributions and sale of Fund shares	8.15%	4.62%	5.58%
Institutional Class return before taxes (lifetime: 4/1/13-12/31/21)	16.90%	8.17%	7.33%
Class R6 return before taxes (lifetime: 4/1/13-12/31/21)	17.06%	8.27%	7.43%
S&P/LSTA Leveraged Loan Index (reflects the deduction of foreign withholding taxes on dividends)	28.71%	18.47%	16.55%
60% S&P 500® Index / 40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)	15.89%	12.81%	11.24%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.54%	3.57%	2.09%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Wealth Builder Fund (Acquiring Fund)
Delaware Wealth Builder Fund (Acquiring Fund)
Year-by-year total return (Class A)
During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.96% for the quarter ended December 31, 2020, and its lowest quarterly return was -19.77% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	11.09%	6.27%	7.78%
Class A return after taxes on distributions	8.78%	4.81%	6.66%
Class A return after taxes on distributions and sale of Fund shares	7.24%	4.48%	5.95%
Class C return before taxes	15.95%	6.72%	7.60%
Class R return before taxes	17.60%	7.26%	8.15%
Institutional Class return before taxes	18.13%	7.79%	8.68%
60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes).	15.89%	12.81%	11.24%
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
The bar charts and tables below provide some indication of the risks of investing in the Delaware Strategic Allocation Fund (Acquired Fund) and Delaware Wealth Builder Fund (Acquiring Fund) by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800-523-1918 or by visiting our website at delawarefunds.com/performance.

Delaware Strategic Allocation Fund (Acquired Fund)

Delaware Strategic Allocation Fund (Acquired Fund)
Year-by-year total return (Class A)

As of June 30, 2022, the Fund’s Class A shares had a calendar year-to-date return of -14.66%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 13.20% for the quarter ended June 30, 2020, and its lowest quarterly return was -15.94% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	4.06%	7.01%	6.84%
Class A return after taxes on distributions	1.20%	5.11%	5.12%
Class A return after taxes on distributions and sale of Fund shares	3.69%	5.07%	5.04%
Class C return before taxes	8.70%	7.48%	6.66%
Class R return before taxes	10.30%	8.05%	7.21%

Institutional Class return before taxes	10.80%	8.58%	7.74%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-1.54%	3.57%	2.90%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Wealth Builder Fund (Acquiring Fund)
Delaware Wealth Builder Fund (Acquiring Fund)
Year-by-year total return (Class A)
During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.96% for the quarter ended December 31, 2020, and its lowest quarterly return was -19.77% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	11.09%	6.27%	7.78%
Class A return after taxes on distributions	8.78%	4.81%	6.66%
Class A return after taxes on distributions and sale of Fund shares	7.24%	4.48%	5.95%
Class C return before taxes	15.95%	6.72%	7.60%

Class R return before taxes	17.60%	7.26%	8.15%
Institutional Class return before taxes	18.13%	7.79%	8.68%
60% S&P 500 Index / 40% Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes).	15.89%	12.81%	11.24%
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND

The bar charts and tables below provide some indication of the risks of investing in the Delaware Mid Cap Value Fund (Acquired Fund) and Delaware Opportunity Fund (Acquiring Fund) by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance

Delaware Mid Cap Value Fund (Acquired Fund)
Delaware Mid Cap Value Fund (Acquired Fund)
Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.32% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.44% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	23.61%	9.37%	11.16%
Class A return after taxes on distributions	23.14%	8.97%	8.58%
Class A return after taxes on distributions and sale of Fund shares	14.29%	7.32%	8.15%
Class C return before taxes	28.97%	9.81%	10.96%
Class R return before taxes	30.62%	10.38%	11.51%

Institutional Class return before taxes	31.25%	10.93%	12.08%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	28.34%	11.22%	13.44%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Delaware Opportunity Fund (Acquiring Fund)
The Delaware Opportunity Fund adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquiring Fund, which was consummated after the close of business on Oct. 4, 2019 (First Investors Reorganization). The Acquiring Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquiring Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquiring Fund.

Delaware Opportunity Fund (Acquiring Fund)
Year-by-year total return (Class A)
During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.65% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.42% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	23.52%	9.85%	11.89%
Class A return after taxes on distributions	21.88%	7.06%	9.71%
Class A return after taxes on distributions and sale of Fund shares	15.00%	7.19%	9.29%

Institutional Class return before taxes (lifetime: 4/1/13-12/31/21)	31.40%	11.50%	11.16%
Class R6 return before taxes (lifetime: 4/1/13-12/31/21)	31.61%	11.63%	11.31%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)	28.34%	11.22%	13.44%
Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion

The Acquired Fund currently has not reached a breakpoint in the investment advisory fee, while the Acquiring Fund has over $1 billion in assets, which means it has reached a breakpoint in the investment advisory fee. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and the Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of September 30, 2022, the Acquired Fund had approximately $236.9 million in assets and the Acquiring Fund had approximately $862.2 million in assets.

Distribution Services.  The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds' shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds.

Rule 12b-1 Plan.  The Delaware Group Equity Funds IV Trust adopted a distribution plan under Rule 12b-1 (the Rule 12b-1 Plan) of the 1940 Act for each Fund’s Class A shares. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE TOTAL RETURN FUND INTO DELAWARE WEALTH BUILDER FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion

Neither the Acquiring Fund nor the Acquired Fund has currently reached a breakpoint in the investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will achieve an investment advisory fee breakpoint and Acquiring Fund and Acquired Fund shareholders will experience a decrease in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease and Acquired Fund shareholders will experience no change in total annual fund operating expenses upon the Reorganization. As of September 30, 2022, the Acquired Fund had approximately $371.3 million in assets and the Acquiring Fund had approximately $332.1 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, Class A shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds.

Rule 12b-1 Plans.  Delaware Total Return Fund and Delaware Wealth Builder Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A shares, and the Delaware Wealth Builder Fund has adopted a Rule 12b-1 Plans for the Fund’s Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares of both Funds incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. In addition, Class C shares of the Delaware Wealth Builder Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of the Fund and Class R shares of the Delaware Wealth Builder Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of the Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE STRATEGIC ALLOCATION FUND INTO DELAWARE WEALTH BUILDER FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.65% on the first $500 million 0.60% on the next $500 million 0.55% on next $1.5 billion 0.50% on average daily net assets in excess of $2.5 billion

Neither the Acquiring Fund nor the Acquired Fund has currently reached a breakpoint in the investment advisory fee. It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will achieve an investment advisory fee breakpoint and Acquiring Fund and Acquired Fund shareholders will experience a decrease in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease and Acquired Fund shareholders will experience no change in total annual fund operating expenses upon the Reorganization. As of September 30, 2022, the Acquired Fund had approximately $173.6 million in assets and the Acquiring Fund had approximately $332.1 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments made by the Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for each Fund under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds.

Rule 12b-1 Plans.  Delaware Strategic Allocation Fund and the Delaware Wealth Builder Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A, Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of the Fund. In addition, Class C shares for each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of the Fund and the Class R shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of the Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
The size of the Acquiring Fund’s assets has caused the Acquiring Fund to have reached an advisory fee breakpoint. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, Acquiring Fund’s investment advisory fee will remain at the same investment advisory fee breakpoint and the Acquired Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease, and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of September 30, 2022, the Acquired Fund had approximately $50.2 million in assets and the Acquiring Fund had approximately $512.2 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, Class A shares for the Acquiring Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquired Fund under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds.

Rule 12b-1 Plans.  The Delaware Mid Cap Value Fund and the Delaware Opportunity Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A Shares. The Delaware Mid Cap Value Fund also adopted a Rule 12b-1 Plan for Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares of each Fund incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of the Fund. In addition, for the Delaware Mid Cap Value Fund, Class C shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of the average daily net assets of Class C shares of the Fund and the Class R shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.50% of the average daily net assets of Class R shares of the Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

* * * * *

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds® by Macquarie, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A shares of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A:

•	Class A shares have an upfront sales charge that you pay when you buy the shares of up to 5.75%.
•	If you invest $50,000 or more, your front-end sales charge will be reduced.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See “Dealer compensation” below for further information. For Delaware Strategic Allocation Fund, the Board has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of the Fund. The total 12b-1 fee to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% described above.

•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.
•	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class.
•	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Class A shares of each Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%

$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid. Sales charges do not apply to shares purchased through dividend reinvestment.

Class C:
•
Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges — Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
For approximately eight years after you buy your Class C shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•
Class C shares are eligible to automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% approximately eight years after you buy Class C shares. Conversion may occur as late as one month after the eighth anniversary of purchase, during which time Class C's higher 12b-1 fee applies. Please refer to the Fund's SAI for more details on this automatic conversion feature.

•	You may purchase only up to $1 million of Class C shares at any one time. Orders that equal or exceed $1 million will be rejected.

•	Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

•
Class C shares with no financial intermediary will be converted to Class A shares at NAV within a certain time frame after a financial intermediary resigns, as determined by the Manager. Additionally, investors may only open an account to purchase Class C shares if they have appointed a financial intermediary.

Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.
Class R:

•	Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

•	Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

•
Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments retirement recordkeeping system or the retirement recordkeeping system of Ascensus that are offering Class R shares to participants.

•
Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

•
Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

•	Unlike Class C shares, Class R shares do not automatically convert into another class.

•	Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.
Institutional Class:
•	Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
•	Institutional Class shares are not subject to a CDSC.
•	Institutional Class shares do not assess a 12b-1 fee.
•	Institutional Class shares are available for purchase only by the following:
o
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

o	tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
o
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

o
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

o
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs;

o	private investment vehicles, including, but not limited to, foundations and endowments; or
o
(i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager’s current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management

Company, Inc., Ivy Investment Management Company, Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer’s agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing individuals identified in this paragraph may also purchase Institutional Class shares.

•	In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.
•
A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6:
•	Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R6 shares are not subject to a CDSC.
•	Class R6 shares do not assess a 12b-1 fee.
•	Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.
•
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

•
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

•
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in the Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Fund for such investment. These institutional investors and high net worth individuals must retain Class R6 shares directly in their names and will not be permitted to hold such shares through an omnibus account or other similar arrangements.

•	Class R6 shares may not be available through certain financial intermediaries.
•	In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Total Return Fund and Delaware Opportunity Fund

Commission (%)	Class A1
Investment less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%

$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

Delaware Wealth Builder Fund and Delaware Strategic Allocation Fund

	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $50,000	5.00%	—	—
$50,000 but less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. Additionally, the Delaware Strategic Allocation Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase. After approximately eight years, Class C shares are eligible to automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R6 and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds no longer accept retroactive letters of intent.

Upon your request, you can combine your holdings or purchases of Class A and all other classes of Delaware Funds, as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase.  You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in this prospectus.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge.  For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.

•	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.
•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager's current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company (IICO), Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their

•	family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.
•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
•
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class, if applicable.
•
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

•
•	Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.
•
•	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
•
•
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

•	Purchases by certain participants of particular group retirement plans as described in the SAI.
•	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Class R6 and Institutional Class shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the

Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

•	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds® by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918.

Through automated shareholder services:
You may purchase or exchange shares through our automated telephone service (for Class A shares only), or through our website, delawarefunds.com (for Class A shares only). For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm ET). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm ET or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have designated the Manager as the valuation designee, and delegated responsibility for valuing the Fund's assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund's investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.
Retirement plans.   In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Delaware Funds by Macquarie® Service Center at 800 523-1918.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds® by Macquarie Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts. Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm ET), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA

01581‑1722 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

•	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
•	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
•	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R, R6 and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in this proxy statement/prospectus.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Asset Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm ET or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to each participant in such accounts. However, the Fund's ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no assurance that the information received by the Fund from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends at least annually for the Delaware Wealth Builder Fund and the Delaware Mid Cap Value Fund; monthly for the Delaware Total Return Fund, Delaware Equity Income Fund, Delaware Growth and Income Fund, and the Delaware Opportunity Fund; or quarterly for the Delaware Strategic Allocation Fund. The Funds will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
 Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
 Tax considerations
Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivatives may accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (covered shares). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.
Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds® by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  The sales charge structure for Class A shares and Class C shares of the Acquired Funds and the Acquiring Funds are identical.  Institutional Class shares, Class R shares and Class R6 shares of the Acquired Funds and Acquiring Funds are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares and Class C shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectuses or the SAIs. The broker-defined sales charge waiver policies for each Fund are identical. For information concerning the Funds’ broker-defined sales charge waiver policies, please see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS
The Acquired Funds and Acquiring Funds share the same Board of Trustees. At a meeting of the Board of Trustees of the Trusts held on November 9, 2022 (the Board Meeting), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.
 In advance of the Board meetings, DMC provided detailed information to the Boards about the Reorganizations including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for each Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders.  The Independent Trustees also met separately with their legal counsel.
Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.  The determination to approve each Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and each Reorganization separately, the key factors (whether positive or negative) that the Boards considered are outlined below:

•
Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions.

•
Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize transaction costs due to the Reorganization.

•
Each Acquiring Fund’s overall total expense ratios are expected to be equal to or lower than the corresponding Acquired Fund’s total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements.

•	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
•	Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•
The comparative performance of the Acquired Funds and Acquiring Funds over various time periods, including (i) longer performance track records of the Acquiring Funds and (ii) favorable performance across 1-year, 5-year and 10-year periods of each of the Acquiring Funds with the exception of the Delaware Opportunity Fund, which underperformed its corresponding Acquired Fund for the 1 and 5 year periods, but outperformed for the 10-year period.

•	The reduced number of substantially similar Funds should benefit distribution efforts and shelf space eligibility.
•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
•
With respect to each Reorganization except for the Reorganization of the Delaware Mid Cap Value Fund into the Delaware Opportunity Fund, the applicable Acquired Fund, its corresponding Acquiring Fund and DMC will each pay one-third of the costs associated with such Reorganization. For the Reorganization of the Delaware Mid Cap Value Fund into the Delaware Opportunity Fund, the Acquired Fund and its corresponding Acquiring Fund will each pay one-quarter of the costs associated with such Reorganization and DMC will pay half of the costs associated with the Reorganization.

•	Each Reorganization will be effected on a tax-free basis.
•	That Acquired Fund shareholders who do not wish to become shareholders of the Acquiring Fund will have an opportunity to sell their Acquired Fund shares before the Reorganization.
The Boards also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds.  In this instance, an Acquired Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  The Boards noted DMC’s representation that after reviewing the investment strategy and policies of other series within the complex, it had concluded that each Acquiring Fund was the best merger candidate for its corresponding Acquired Fund due to its similar type of investment strategy, identical portfolio management team, and risk profile.
The Boards also considered that it is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the Reorganization Date, each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00pm, ET) on the last business day prior to the Reorganization Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the Reorganization Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement for each Fund, are anticipated to be as follows:(1) Delaware Equity Income Fund into Delaware Growth and Income Fund, approximately $58,000; (2) Delaware Total Return Fund into Delaware Wealth Builder Fund approximately $55,000; (3) Delaware Strategic Allocation Fund into Delaware Wealth Builder Fund approximately $47,000; and (4) Delaware Mid Cap Value Fund into Delaware Opportunity Fund approximately $75,000 .  With respect to each Reorganization except for the Reorganization of the Delaware Mid Cap Value Fund into the Delaware Opportunity Fund, the applicable Acquired Fund, its corresponding Acquiring Fund and DMC will each pay one-third of the costs associated with such Reorganization. For the Reorganization of the Delaware Mid Cap Value Fund into the Delaware Opportunity Fund, the Acquired Fund and its corresponding Acquiring Fund will each pay one-quarter of the costs associated with such Reorganization and DMC will pay half of the costs associated with the Reorganization

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Equity Income Fund as of 9/30/2022	Delaware Growth and Income Fund as of 9/30/2022
Aggregate Capital Loss Carryovers	($0)	($0)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$-2,065,619	$19,138,272
Net Assets	$236,916,796	$ 862,205,523
Approximate Annual Limitation for Capital Losses*	N/A	$ 28,366,561

	Delaware Total Return Fund as of 9/30/2022	Delaware Wealth Builder Fund as of 5/31/2022
Aggregate Capital Loss Carryovers	($0)	($0)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($25,014,660)	$18,428,292
Net Assets	$371,335,472	$383,386,862
Approximate Annual Limitation for Capital Losses*	N/A	$12,613,427

	Delaware Strategic Allocation Fund as of 9/30/2022	Delaware Wealth Builder Fund as of 5/31/2022
Aggregate Capital Loss Carryovers	($0)	($0)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	($180,789)	$18,428,292
Net Assets	$173,623,224	$383,386,862
Approximate Annual Limitation for Capital Losses*	N/A	$12,613,427

	Delaware Mid Cap Value Fund as of 4/30/2022	Delaware Opportunity Fund as of 9/30/2022
Aggregate Capital Loss Carryovers	($0)	($0)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$ 19,406,942	$57,611,071
Net Assets	$ 58,658,703	$512,236,316
Approximate Annual Limitation for Capital Losses*	N/A	$16,852,575
*Based on the long-term tax-exempt rate for ownership changes during December 2022 of 3.29%.  The actual limitation will equal the aggregate NAV of the Acquired Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Equity Income Fund	-0.87% as of 9/30/2022	Delaware Growth and Income Fund	2.22% as of 9/30/2022	1.55%
Delaware Total Return Fund	-6.74% as of 9/30/2022	Delaware Wealth Builder Fund	4.81% as of 5/31/2022	-0.87%
Delaware Strategic Allocation Fund	-0.10% as of 9/30/2022	Delaware Wealth Builder Fund	4.81% as of 5/31/2022	3.28%
Delaware Mid Cap Value Fund	33.08% as of 4/30/2022	Delaware Opportunity Fund	11.25% as of 9/30/2022	13.49%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Fund/Classes	Acquiring Fund/Classes
Delaware Equity Income Fund, a series of Delaware Group Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV
Class A	Class A
Class R6	Class R6
Institutional Class	Institutional Class

Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Class A	Class A
Class R6	Class R6
Institutional Class	Institutional Class

Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Class A	Class A
Class C	Class C
Class R	Class R
Institutional Class	Institutional Class

Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV
Class A	Class A
Institutional Class	Institutional Class
Class C	Class C
Class R	Class R

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A shareholder meeting may also be called at any time by the Chairman, the President of a Trust, in the absence of the Chairman, or any Vice President or other authorized officer of a Trust, in the absence of the Chairman and the President.

Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE EQUITY INCOME FUND INTO DELAWARE GROWTH AND INCOME FUND
The following table sets forth, as of October 31, 2022 the separate capitalizations of Delaware Equity Income Fund (Acquired Fund) and Delaware Growth and Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$268,116,424.89	$978,000,341.30		$1,246,116,766.19
Total shares outstanding	38,281,757.04	69,887,866.27	(19,117,454.77)	89,052,168.53

Class A net assets	$264,531,944.47	$972,661,746.52		$1,237,193,690.99
Class A shares outstanding	37,774,655.360	69,507,031.075	(18,866,010.29)	88,415,676.15
Class A net asset value per share	$7.00	$13.99		$13.99

Class R6 net assets	$21,383.87	$30,797.56		$52,181.43
Class R6 shares outstanding	3,056.737	2,179.527	(1,543.37)	3,692.90
Class R6 net asset value per share	$ 7.00	$14.13		$14.13

Institutional Class net assets	$3,563,096.55	$5,307,797.22		$8,870,893.77
Institutional Class shares outstanding	504,044.940	378,655.663	(249,901.11)	632,799.50
Institutional Class net asset value per share	$7.07	$14.02		$14.02
1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization. 2 Adjustments reflect the costs of the Reorganization incurred by each Fund.
REORGANIZATION OF DELAWARE TOTAL RETURN FUND AND DELAWARE STRATEGIC ALLOCATION FUND INTO DELWARE WEALTH BUILDER FUND
The following table sets forth, as of October 31, 2022, the separate capitalizations of Delaware Total Return Fund (Acquired Fund) and Delaware Strategic Allocation Fund (Acquired Fund) and Delaware Wealth Builder (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the

Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]
					(estimated)

					(unaudited)

	(unaudited)	(unaudited)	(unaudited)
Net assets (all classes)	$180,061,331.33	$389,671,459.29	$349,719,914.45		$919,452,705.07
Total shares outstanding	18,684,805.43	28,009,749.90	25,349,692.27	(5,380,693.47)	66,663,554.14

Class A net assets	$152,376,670.92	$387,665,403.26	$224,944,364.65		$764,986,438.83
Class A shares outstanding	15,812,943.988	27,866,248.505	16,306,296.677	(4,517,330.70)	55,468,158.47
Class A net asset value per share	$9.64	$13.91	$13.79		$13.79

Class C net assets	$4,895,359.88	N/A	$20,876,403.85		$25,771,763.73
Class C shares outstanding	508,145.509	N/A	1,509,051.231	(154,178.78)	1,863,017.96
Class C net asset value per share	$9.63	N/A	$13.83		$13.83

Class R net assets	$657,916.56	N/A	$987,703.70		$1,645,620.26
Class R shares outstanding	68,612.659	N/A	71,560.477	(20,937.55)	119,235.59
Class R net asset value per share	$9.59	N/A	$13.80		$13.80

Institutional Class net assets	$22,131,383.97	$1,974,478.14	$102,911,442.25		$127,017,304.36
Institutional Class shares outstanding	2,295,103.278	141,249.965	7,462,783.882	(688,284.92)	9,210,852.20

Institutional Class net asset value per share	$9.64	$13.98	$13.79		$13.79

R6 Class net assets	N/A	$31,577.89	N/A		$31,577.89
R6 Class shares outstanding	N/A	2,251.432	N/A	38.48	2,289.91
R6 Class net asset value per share	N/A	$14.03	N/A		$13.79

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE MID CAP VALUE FUND INTO DELAWARE OPPORTUNITY FUND
The following table sets forth, as of October 31, 2022, the separate capitalizations of Delaware Mid Cap Value Fund (Acquired Fund) and Delaware Opportunity Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]

	(unaudited)	(unaudited)		(estimated)

				(unaudited)
Net assets (all classes)	$55,628,567.89	$562,851,686.23		$618,480,254.12
Total shares outstanding	7,321,333.86	17,703,770.69	(5,630,625.23)	19,394,479.33

Class A net assets	$14,620,746.34	$552,799,479.21		$567,420,225.55
Class A shares outstanding	1,912,861.096	17,405,331.335	(1,452,510.141)	17,865,682.29
Class A net asset value per share	$7.64	$31.76		$31.76

Class C net assets	$3,686,403.12	N/A		$3,686,403.12
Class C shares outstanding	531,329.501	N/A	(420,726.347)	110,603.15
Class C net asset value per share	$6.94	N/A		$33.33

Class R net assets	$154,816.41	N/A		$154,816.41

Class R shares outstanding	20,308.478	N/A	(15,663.521)	4,644.96
Class R net asset value per share	$7.62	N/A		$33.33

Class R6 net assets	N/A	$7,004,464.42	N/A	$7,004,464.42
Class R6 shares outstanding	N/A	207,001.886	N/A	207,001.89
Class R6 net asset value per share	N/A	$33.84		$33.84

Institutional Class net assets	$37,166,602.02	$3,047,742.60		$40,214,344.62
Institutional Class shares outstanding	4,856,834.788	91,437.467	(3,741,725.216)	1,206,547.04
Institutional Class net asset value per share	$7.65	$33.33		$33.33

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Adjustments reflect the costs of the Reorganization incurred by each Fund.

Do the Trustees and Officers own shares of the Funds?
As of January 3, 2023, the officers and Trustees of the Acquired Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of January 3, 2023, the officers and Trustees of the Acquiring Trusts directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of November 30, 2022, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE EQUITY INCOME FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH STREET SUITE 1300 DENVER CO 80202	19.49%
DELAWARE EQUITY INCOME FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.36%
DELAWARE EQUITY INCOME FUND INSTITUTIONAL CLASS	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 9212	61.56%

DELAWARE EQUITY INCOME FUND INSTITUTIONAL CLASS	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	15.19%
DELAWARE EQUITY INCOME FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	7.54%
DELAWARE EQUITY INCOME FUND INSTITUTIONAL CLASS	SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	7.31%
DELAWARE EQUITY INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	25.30%
DELAWARE EQUITY INCOME FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA, PA 19106-2354	61.85%
DELAWARE EQUITY INCOME FUND CLASS R6	ASCENSUS TRUST COMPANY FBO BRADY-BUILT, INC. 401(K) PLAN P.O. BOX 10758	12.85%
DELAWARE GROWTH AND INCOME FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH ST STE 1300 DENVER CO 80202-3304	25.86%
DELAWARE GROWTH AND INCOME FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	16.92%
DELAWARE GROWTH AND INCOME FUND INSTITUTIONAL CLASS	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121	21.88%
DELAWARE GROWTH AND INCOME FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.00%
DELAWARE GROWTH AND INCOME FUND INSTITUTIONAL CLASS	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	34.98%
DELAWARE GROWTH AND INCOME FUND INSTITUTIONAL CLASS	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.48%

DELAWARE GROWTH AND INCOME FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	56.95%
DELAWARE GROWTH AND INCOME FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA, PA 19106-2354	42.05%
DELAWARE TOTAL RETURN FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH ST STE 1300 DENVER CO 80202-3304	21.09%
DELAWARE TOTAL RETURN FUND INSTITUTIONAL CLASS	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121	70.10%
DELAWARE TOTAL RETURN FUND INSTITUTIONAL CLASS	SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DRIVE OAKS PA 19456	9.11%
DELAWARE TOTAL RETURN FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.36%
DELAWARE TOTAL RETURN FUND INSTITUTIONAL CLASS	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.65%%
DELAWARE TOTAL RETURN FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	27.47%
DELAWARE TOTAL RETURN FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA, PA 19106-2354	35.05%
DELAWARE TOTAL RETURN FUND CLASS R6	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST, INC. WOOSTER CITY SCHOOL DISTRICT 403(B) 717 17TH STREET, SUITE 1300 DENVER CO 80202	37.47%

DELAWARE WEALTH BUILDER FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.11%
DELAWARE WEALTH BUILDER FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.24%
DELAWARE WEALTH BUILDER FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	10.52%
DELAWARE WEALTH BUILDER FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	8.38%
DELAWARE WEALTH BUILDER FUND CLASS A	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.13%
DELAWARE WEALTH BUILDER FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVESOUTH MINNEAPOLIS MN 55402-2405	13.35%
DELAWARE WEALTH BUILDER FUND CLASS C	CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	9.93%
DELAWARE WEALTH BUILDER FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	11.49%
DELAWARE WEALTH BUILDER FUND CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN SEC 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246	5.09%
DELAWARE WEALTH BUILDER FUND CLASS C	UBS WM USA SPECIAL CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086	6.02%

DELAWARE WEALTH BUILDER FUND CLASS C	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	25.38%
DELAWARE WEALTH BUILDER FUND CLASS R	ASCENSUS TRUST COMPANY FBO FINISH LINE TECHNLOGIES 401K PLAN ASCENSUS TRUST COMPANY PO BOX 10577 FARGO, ND 58106	6.39%
DELAWARE WEALTH BUILDER FUND CLASS R	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	18.86%
DELAWARE WEALTH BUILDER FUND CLASS R	EMPOWER TRUST FBO EMPOWER BENEFIT GRAND FATHERED PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	7.43%
DELAWARE WEALTH BUILDER FUND CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN SEC 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246	7.06%
DELAWARE WEALTH BUILDER FUND CLASS R	JAMES CHOI FBO ADULT & PEDIATRIC UROLOGY OF 401(K) 5 WALTER FORAN BLVD FLEMINGTON, NJ 08822	18.76%
DELAWARE WEALTH BUILDER FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO PETTERSEN & SILBERMAN DENTAL 1251 WATERFRONT PLACE STE 525 PITTSBURGH PA 15222	5.15%
DELAWARE WEALTH BUILDER FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO PMALLIANCE INC 1251 WATERFRONT PLACE STE 525 PITTSBURGH PA 15222	18.84%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC EMPLOYEES PO BOX 7876 FORT WAYNE IN 46801-7876	5.45%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.69%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMIN 4800 DEER LAKE DR E FL2 JACKSONVILLE FL 32246	22.05%

DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.24%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC FBO OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310	19.23%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	6.83%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	UBS WM USA SPECIAL CUSTODY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086	5.09%
DELAWARE WEALTH BUILDER FUND INSTITUTIONAL CLASS	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.61%
DELAWARE STRATEGIC ALLOCATION FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.03%
DELAWARE STRATEGIC ALLOCATION FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	19.73%
DELAWARE STRATEGIC ALLOCATION FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.93%
DELAWARE STRATEGIC ALLOCATION FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	11.04%
DELAWARE STRATEGIC ALLOCATION FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.73%
DELAWARE STRATEGIC ALLOCATION FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.25%

DELAWARE STRATEGIC ALLOCATION FUND CLASS R	DR. TENCZA FBO TENCZA DENTAL ASSOCIATES P C EASTON, PA 18042	49.62%
DELAWARE STRATEGIC ALLOCATION FUND CLASS R	JOHN SWIDWINSKI FBO P A C FEDERAL CREDIT UNION 401(K) P TROY, MI 48083	12.29%
DELAWARE STRATEGIC ALLOCATION FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO INDUSTRIAL PHYSICAL CAPABILITY 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	24.55%
DELAWARE STRATEGIC ALLOCATION FUND INSTITUTIONAL CLASS	LINCOLN RETIREMENT SERVICES CO LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC EMPLOYEES SAV AND 401K P.O. BOX 7876 FORT WAYNE IN 46801-7876	33.99%
DELAWARE STRATEGIC ALLOCATION FUND INSTITUTIONAL CLASS	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC RETIREMENT PLAN P.O. BOX 7876 FORT WAYNE IN 46801-7876	23.24%
DELAWARE STRATEGIC ALLOCATION FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.27%
DELAWARE STRATEGIC ALLOCATION FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	5.85%
DELAWARE MID CAP VALUE FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	23.64%
DELAWARE MID CAP VALUE FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	8.31%
DELAWARE MID CAP VALUE FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	11.37%
DELAWARE MID CAP VALUE FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SERVICES 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	8.17%

DELAWARE MID CAP VALUE FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	32.17%
DELAWARE MID CAP VALUE FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	24.41%
DELAWARE MID CAP VALUE FUND CLASS R	MID ATLANTIC TRUST COMPANY FBO JARVIS LAND SURVEY INC 401(K) PROFIT SHARING PLAN 1251 WATERFRONT PLACE STE 525 PITTSBURGH PA 15222	47.45%
DELAWARE MID CAP VALUE FUND CLASS R	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY FRITCHER CONSTRUCTION 401(K) PLAN 35 IRON POINT CIRCLE FOLSOM CA 95630	40.12%
DELAWARE MID CAP VALUE FUND INSTITUTIONAL CLASS	BOND STREET CUSTODIANS LIMITED ACF MACQUARIE ASSET MANAGEMENT HOLDINGS P/L MACQUARIE BANK C/O INTERNATIONAL OPERATION SHELLEY STREET NO 1 SYDNEY NSW 2000 AUSTRALIA	6.25%
DELAWARE MID CAP VALUE FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR THE EXCLUJSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	42.31%
DELAWARE MID CAP VALUE FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	18.14%
DELAWARE MID CAP VALUE FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.37%
DELAWARE MID CAP VALUE FUND INSTITUTIONAL CLASS	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33746	8.75%
DELAWARE OPPORTUNITY FUND CLASS A	SAMMONS RETIREMENT SOLUTION 4546 CORPORATE DR. STE 100 WEST DES MOINES, IA 50266	9.17%
DELAWARE OPPORTUNITY FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS	24.26%

	717 17TH ST STE 1300 DENVER CO 80202-3304
DELAWARE OPPORTUNITY FUND INSTITUTIONAL CLASS	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	29.38%
DELAWARE OPPORTUNITY FUND INSTITUTIONAL CLASS	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	11.72%
DELAWARE OPPORTUNITY FUND INSTITUTIONAL CLASS	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121	24.43%
DELAWARE OPPORTUNITY FUND INSTITUTIONAL CLASS	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	13.99%
DELAWARE OPPORTUNITY FUND INSTITUTIONAL CLASS	SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	13.68%
DELAWARE OPPORTUNITY FUND CLASS R6	BANK OF NEW YORK - MELLON CUST IVY WILSHIRE GLOBAL ALLOCATION MASTER ACCOUNT ATTN ADAM DEITZ 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103	99.29%

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

•
Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

•	Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds.
•
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain

•
out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis

•
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.

•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
•	Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
•	Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

The following information about the Acquiring Funds and Acquired Funds is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) with respect to the Delaware Equity Income Fund and Delaware Total Return Fund, the Prospectus dated Jan. 28, 2022 (File No. 033-00442), with respect to the Delaware Mid Cap Value Fund, the Prospectus dated February 25, 2022 (File No. 002-10765) and with respect to the Delaware Strategic Allocation Fund, the Prospectus dated July 29, 2022 (File No. File No. 333-38801) and (ii) the SAI dated January 31, 2023 (relating to this Prospectus/Information Statement), which have been filed with the SEC.

More information about the Acquiring Funds is included in: (i) with respect to Delaware Growth and Income Fund and Delaware Opportunity Fund, the Prospectus dated Jan. 28, 2022 (File No. 033-00442) and with respect to Delaware Wealth Builder Fund, the Prospectus dated March 30, 2022 (File No. 033-11419); (ii) the Acquiring Funds’ SAIs dated Jan. 28, 2022 and March 30, 2022, relating to the respective Acquiring Funds’ Prospectuses; (iii) the Acquiring Funds’ Annual Reports to Shareholders for the fiscal years ended Sept. 30, 2022 and Nov. 30, 2021; and (iv) the Acquiring Funds’ Semiannual Reports to Shareholders for the periods ended March 31, 2022 and May 30, 2022.

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT

Exhibit
A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ____ day of _______, 2023 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each

Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.
(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver,

at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property”

(as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the

Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the

Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE TARGET FUND
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization except for the Delaware Mid Cap Value Fund Reorganization, the applicable Target Fund, its corresponding Acquiring Fund and DMC will each pay one-third of the costs associated with such Reorganization. For the Delaware Mid Cap Value Fund Reorganization, the Target Fund and its corresponding Acquiring Fund will each pay one-quarter of the costs associated with such Reorganization and DMC will pay half of the costs associated with the Reorganization.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.
Delaware Group Equity Funds IV Delaware Group Foundation Funds Delaware Group Equity Funds I, each on behalf of its respective series identified on Exhibit A hereto		Delaware Group Equity Funds IV Delaware Group Equity Funds V, each on behalf of its respective series identified on Exhibit A hereto

By		By
	Name:		Name:
	Title:		Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By
Name:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	CLOSING DATE

Delaware Equity Income Fund, a series of Delaware Group Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV	March 10, 2023
Class A	Class A
Class R6	Class R6
Institutional	Institutional Class

Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V	March 10, 2023
Class A	Class A
Class R6	Class R6
Institutional	Institutional Class

Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V	March 10, 2023
Class A	Class A
Class C	Class C
Class R	Class R
Institutional	Institutional Class

Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV	March 10, 2023
Class A	Class A
Institutional	Institutional Class
Class C	Class C
Class R	Class R

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with each Fund’s financial statements, are included in each Fund’s annual report, which are available upon request by calling 800 523-1918. Fiscal periods ended prior to Oct. 4, 2019 for the Delaware Equity Income Fund, Delaware Growth and Income Fund, Delaware Total Return Fund, and the Delaware Opportunity Fund were audited by another independent registered public accounting firm. The information for the six-month period ended September 30, 2022 for Delaware Strategic Allocation Fund, and the six-month period ended May 31, 2022 for the Delaware Wealth Builder Fund is unaudited.

Financial highlights
Delaware Equity Income Fund

Delaware Equity Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]	9/30/19	9/30/18
Net asset value, beginning of period	$7.52		$6.24	$9.68	$11.09	$10.71

Income (loss) from investment operations:
Net investment income[2]	0.15		0.14	0.11	0.15	0.26
Net realized and unrealized gain (loss)	(0.48)		1.69	(0.51)	(0.16)	0.65
Total from investment operations	(0.33)		1.83	(0.40)	(0.01)	0.91

Less dividends and distributions from:
Net investment income	(0.20)		(0.10)	(0.13)	(0.26)	(0.17)
Net realized gain	(0.88)		(0.45)	(2.91)	(1.14)	(0.36)
Total dividends and distributions	(1.08)		(0.55)	(3.04)	(1.40)	(0.53)

Net asset value, end of period	$6.11		$7.52	$6.24	$9.68	$11.09

Total return[3]	(5.81%	)[4]	30.49% [4]	(7.89% )	1.83%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,997		$290,191	$304,917	$468,634	$545,810
Ratio of expenses to average net assets[5]	1.05%		1.12%	1.16%	1.19%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%		1.13%	1.16%	1.19%	1.20%
Ratio of net investment income to average net assets	2.11%		1.90%	1.56%	1.58%	2.42%
Ratio of net investment income to average net assets prior to fees waived	2.04%		1.89%	1.56%	1.58%	2.42%
Portfolio turnover	23%		57%	114% [6]	39%	35%

[1]
On October 4, 2019, Class A shares of the predecessor fund First Investors Equity Income Fund were reorganized into Class A shares of Delaware Equity Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.

[2]			Calculated using average shares outstanding.

[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Equity Income Fund

Delaware Equity Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$7.58		$6.28	$9.73		$11.16	$10.77

Income (loss) from investment operations:
Net investment income[2]	0.18		0.16	0.13		0.20	0.31
Net realized and unrealized gain (loss)	(0.50)		1.71	(0.53)		(0.20)	0.65
Total from investment operations	(0.32)		1.87	(0.40)		—	0.96

Less dividends and distributions from:
Net investment income	(0.22)		(0.12)	(0.14)		(0.29)	(0.21)
Net realized gain	(0.88)		(0.45)	(2.91)		(1.14)	(0.36)
Total dividends and distributions	(1.10)		(0.57)	(3.05)		(1.43)	(0.57)

Net asset value, end of period	$6.16		$7.58	$6.28		$9.73	$11.16

Total return[3]	(5.64%	)[4]	30.91% [4]	(7.72%	)[4]	1.97%	9.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,904		$1,794	$926		$1,786	$80,387
Ratio of expenses to average net assets[5]	0.79%		0.85%	0.89%		0.86%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.87%		0.88%	0.94%		0.86%	0.85%
Ratio of net investment income to average net assets	2.48%		2.21%	1.86%		2.08%	2.79%
Ratio of net investment income to average net assets prior to fees waived	2.40%		2.18%	1.81%		2.08%	2.79%
Portfolio turnover	23%		57%	114%	[6]	39%	35%

[1]
On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Equity Income Fund were reorganized into Institutional Class shares of Delaware Equity Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.

[2]			Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Equity Income Fund

Delaware Equity Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$7.51		$6.23	$9.67		$11.12	$10.72

Income (loss) from investment operations:
Net investment income[2]	0.17		0.16	0.14		0.19	0.31
Net realized and unrealized gain (loss)	(0.48)		1.69	(0.52)		(0.17)	0.66
Total from investment operations	(0.31)		1.85	(0.38)		0.02	0.97

Less dividends and distributions from:
Net investment income	(0.22)		(0.12)	(0.15)		(0.33)	(0.21)
Net realized gain	(0.88)		(0.45)	(2.91)		(1.14)	(0.36)
Total dividends and distributions	(1.10)		(0.57)	(3.06)		(1.47)	(0.57)

Net asset value, end of period	$6.10		$7.51	$6.23		$9.67	$11.12

Total return[3]	(5.50%	)[4]	30.91% [4]	(7.54%	)[4]	2.18%	9.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16		$21	$679		$1,411	$2,499
Ratio of expenses to average net assets[5]	0.74%		0.81%	0.82%		0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	0.80%		0.82%	0.88%		0.81%	0.80%
Ratio of net investment income to average net assets	2.43%		2.46%	1.92%		1.94%	2.81%
Ratio of net investment income to average net assets prior to fees waived	2.37%		2.45%	1.86%		1.94%	2.81%
Portfolio turnover	23%		57%	114%	[6]	39%	35%

[1]
On October 4, 2019, Institutional Class shares of the predecessor fund Delaware Equity Income Fund were reorganized into Class R6 shares of Delaware Equity Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.

[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Growth and Income Fund

Delaware Growth and Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]	9/30/19	9/30/18
Net asset value, beginning of period	$14.62		$11.94	$19.85	$24.41	$23.30

Income (loss) from investment operations:
Net investment income[2]	0.30		0.25	0.23	0.27	0.26
Net realized and unrealized gain (loss)	(0.99)		3.34	(0.95)	(0.54)	2.11
Total from investment operations	(0.69)		3.59	(0.72)	(0.27)	2.37

Less dividends and distributions from:
Net investment income	(0.37)		(0.21)	(0.25)	(0.27)	(0.32)
Net realized gain	(1.35)		(0.70)	(6.94)	(4.02)	(0.94)
Total dividends and distributions	(1.72)		(0.91)	(7.19)	(4.29)	(1.26)

Net asset value, end of period	$12.21		$14.62	$11.94	$19.85	$24.41

Total return[3]	(5.81%	)[4]	30.89%	(7.99% )	2.02%	10.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$857,819		$1,037,062	$1,023,821	$1,464,393	$1,653,563
Ratio of expenses to average net assets[5]	1.04%		1.07%	1.10%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%		1.07%	1.10%	1.13%	1.14%
Ratio of net investment income to average net assets	2.13%		1.82%	1.71%	1.37%	1.08%
Ratio of net investment income to average net assets prior to fees waived	2.10%		1.82%	1.71%	1.37%	1.08%
Portfolio turnover	23%		51%	113% [6]	55%	34%

[1]			On October 4, 2019, Class A shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. The Class A shares’

financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Growth and Income Fund

Delaware Growth and Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$14.64		$11.99	$19.87		$24.58	$23.46

Income (loss) from investment operations:
Net investment income[2]	0.34		0.29	0.30		0.33	0.35
Net realized and unrealized gain (loss)	(0.99)		3.34	(0.98)		(0.55)	2.11
Total from investment operations	(0.65)		3.63	(0.68)		(0.22)	2.46

Less dividends and distributions from:
Net investment income	(0.41)		(0.28)	(0.26)		(0.47)	(0.40)
Net realized gain	(1.35)		(0.70)	(6.94)		(4.02)	(0.94)
Total dividends and distributions	(1.76)		(0.98)	(7.20)		(4.49)	(1.34)

Net asset value, end of period	$12.23		$14.64	$11.99		$19.87	$24.58

Total return[3]	(5.54%	)[4]	31.19%	(7.68%	)[4]	2.26%	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,360		$4,804	$4,063		$21,597	$142,220
Ratio of expenses to average net assets[5]	0.78%		0.82%	0.85%		0.83%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.81%		0.82%	0.86%		0.83%	0.79%
Ratio of net investment income to average net assets	2.41%		2.08%	1.98%		1.66%	1.44%
Ratio of net investment income to average net assets prior to fees waived	2.38%		2.08%	1.97%		1.66%	1.44%
Portfolio turnover	23%		51%	113%	[6]	55%	34%

[1]
On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.

[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Growth and Income Fund

Delaware Growth and Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22	9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$14.72	$12.01	$19.92		$24.52	$23.39

Income (loss) from investment operations:
Net investment income[2]	0.37	0.30	0.29		0.35	0.36
Net realized and unrealized gain (loss)	(1.01)	3.35	(0.96)		(0.56)	2.12
Total from investment operations	(0.64)	3.65	(0.67)		(0.21)	2.48

Less dividends and distributions from:
Net investment income	(0.40)	(0.24)	(0.30)		(0.37)	(0.41)
Net realized gain	(1.35)	(0.70)	(6.94)		(4.02)	(0.94)
Total dividends and distributions	(1.75)	(0.94)	(7.24)		(4.39)	(1.35)

Net asset value, end of period	$12.33	$14.72	$12.01		$19.92	$24.52

Total return[3]	(5.45% )	31.25% [4]	(7.63%	)[4]	2.34%	10.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27	$192	$2,710		$5,597	$11,067
Ratio of expenses to average net assets[5]	0.73%	0.75%	0.76%		0.75%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.73%	0.76%	0.81%		0.75%	0.74%
Ratio of net investment income to average net assets	2.57%	2.29%	2.07%		1.75%	1.49%
Ratio of net investment income to average net assets prior to fees waived	2.57%	2.28%	2.02%		1.75%	1.49%
Portfolio turnover	23%	51%	113%	[6]	55%	34%

[1]
On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.

[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Opportunity Fund
Delaware Opportunity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$33.94		$23.26	$37.79		$42.06	$41.86

Income (loss) from investment operations:
Net investment income[2]	0.25		0.43	0.16		0.12	0.39
Net realized and unrealized gain (loss)	(3.64)		10.48	(3.01)		(0.60)	2.31
Total from investment operations	(3.39)		10.91	(2.85)		(0.48)	2.70

Less dividends and distributions from:
Net investment income	(0.39)		(0.23)	(0.24)		(0.38)	(0.12)
Net realized gain	(1.59)		—	(11.44)		(3.41)	(2.38)
Total dividends and distributions	(1.98)		(0.23)	(11.68)		(3.79)	(2.50)

Net asset value, end of period	$28.57		$33.94	$23.26		$37.79	$42.06

Total return[3]	(10.87%	)[4]	47.10% [4]	(13.31%	)[4]	0.80%	6.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,949		$660,973	$599,543		$915,339	$1,010,312
Ratio of expenses to average net assets[5]	1.16%		1.20%	1.21%		1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.20%		1.20%	1.24%		1.20%	1.20%
Ratio of net investment income to average net assets	0.73%		1.40%	0.62%		0.32%	0.93%
Ratio of net investment income to average net assets prior to fees waived	0.69%		1.40%	0.59%		0.32%	0.93%
Portfolio turnover	17%		13%	120%	[6]	47%	35%

[1]
On October 4, 2019, Class A shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.

[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Opportunity Fund
Delaware Opportunity Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$35.58		$24.37	$38.75		$42.91	$42.56

Income (loss) from investment operations:
Net investment income[2]	0.35		0.52	0.24		0.23	0.61
Net realized and unrealized gain (loss)	(3.80)		10.99	(3.18)		(0.58)	2.27
Total from investment operations	(3.45)		11.51	(2.94)		(0.35)	2.88

Less dividends and distributions from:
Net investment income	(0.56)		(0.30)	—		(0.40)	(0.15)
Net realized gain	(1.59)		—	(11.44)		(3.41)	(2.38)
Total dividends and distributions	(2.15)		(0.30)	(11.44)		(3.81)	(2.53)

Net asset value, end of period	$29.98		$35.58	$24.37		$38.75	$42.91

Total return[3]	(10.61%	)[4]	47.50% [4]	(13.04%	)[4]	1.14	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,925		$4,083	$2,490		$10,325	$149,481
Ratio of expenses to average net assets[5]	0.90%		0.90%	0.95%		0.92%	0.89%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%		0.95%	1.04%		0.92%	0.89%
Ratio of net investment income to average net assets	0.99%		1.59%	0.83%		0.62%	1.42%
Ratio of net investment income to average net assets prior to fees waived	0.94%		1.54%	0.74%		0.62%	1.42%
Portfolio turnover	17%		13%	120%	[6]	47%	35%

[1]
On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.

[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Opportunity Fund
Delaware Opportunity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21		9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$35.51		$24.04		$38.71		$42.87	$42.49

Income (loss) from investment operations:
Net investment income[2]	0.59		0.54		0.28		0.27	0.59
Net realized and unrealized gain (loss)	(4.08)		10.93		(3.11)		(0.59)	2.33
Total from investment operations	(3.49)		11.47		(2.83)		(0.32)	2.92

Less dividends and distributions from:
Net investment income	—		—		(0.40)		(0.43)	(0.16)
Net realized gain	(1.59)		—		(11.44)		(3.41)	(2.38)
Total dividends and distributions	(1.59)		—		(11.84)		(3.84)	(2.54)

Net asset value, end of period	$30.43		$35.51		$24.04		$38.71	$42.87

Total return[3]	(10.50%	)[4]	47.71%	[4]	(12.93%	)[4]	1.23%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,362		$227		$1,029		$2,338	$5,793
Ratio of expenses to average net assets[5]	0.78%		0.78%		0.79%		0.78%	0.77%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%		0.88%		0.95%		0.78%	0.77%
Ratio of net investment income to average net assets	1.84%		1.75%		1.00%		0.73%	1.38%
Ratio of net investment income to average net assets prior to fees waived	1.67%		1.65%		0.84%		0.73%	1.38%
Portfolio turnover	17%		13%		120%	[6]	47%	35%

[1]
On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.

[2]							Calculated using average shares outstanding.
[3]							Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]							Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Total Return Fund
Delaware Total Return Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$17.17		$14.37	$19.03		$20.22	$19.88

Income (loss) from investment operations:
Net investment income[2]	0.26		0.24	0.29		0.28	0.31
Net realized and unrealized gain (loss)	(1.90)		2.87	(0.88)		0.39	0.74
Total from investment operations	(1.64)		3.11	(0.59)		0.67	1.05

Less dividends and distributions from:
Net investment income	(0.27)		(0.31)	(0.33)		(0.34)	(0.36)
Net realized gain	(2.15)		—	(3.73)		(1.52)	(0.35)
Return of capital	—		—	(0.01)		—	—
Total dividends and distributions	(2.42)		(0.31)	(4.07)		(1.86)	(0.71)

Net asset value, end of period	$13.11		$17.17	$14.37		$19.03	$20.22

Total return[3]	(11.57%	)[4]	21.77%	(4.48%	)[4]	4.58%	5.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,405		$488,792	$550,020		$800,910	$889,473
Ratio of expenses to average net assets[5]	1.09%		1.13%	1.16%		1.17%	1.18%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%		1.13%	1.17%		1.17%	1.18%
Ratio of net investment income to average net assets	1.67%		1.50%	1.89%		1.50%	1.55%
Ratio of net investment income to average net assets prior to fees waived	1.62%		1.50%	1.88%		1.50%	1.55%
Portfolio turnover	57%		94%	151%	[6]	59%	53%

[1]
On October 4, 2019, Class A shares of the predecessor fund First Investors Total Return Fund were reorganized into Class A shares of Delaware Total Return Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.

[2]			Calculated using average shares outstanding.

[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Total Return Fund

Delaware Total Return Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]	9/30/19	9/30/18
Net asset value, beginning of period	$17.24		$14.43	$19.10	$20.32	$19.98

Income (loss) from investment operations:
Net investment income[2]	0.30		0.28	0.33	0.34	0.37
Net realized and unrealized gain (loss)	(1.91)		2.88	(0.90)	0.40	0.75
Total from investment operations	(1.61)		3.16	(0.57)	0.74	1.12

Less dividends and distributions from:
Net investment income	(0.31)		(0.35)	(0.36)	(0.44)	(0.43)
Net realized gain	(2.15)		—	(3.73)	(1.52)	(0.35)
Return of capital	—		—	(0.01)	—	—
Total dividends and distributions	(2.46)		(0.35)	(4.10)	(1.96)	(0.78)

Net asset value, end of period	$13.17		$17.24	$14.43	$19.10	$20.32

Total return[3]	(11.36%	)[4]	22.06%	(4.29% )	4.93%	5.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,901		$1,388	$769	$1,166	$1,006
Ratio of expenses to average net assets[5]	0.83%		0.88%	0.90%	0.85%	0.84%
Ratio of expenses to average net assets prior to fees waived[5]	0.90%		0.88%	0.90%	0.85%	0.84%
Ratio of net investment income to average net assets	1.98%		1.68%	2.12%	1.80%	1.83%
Ratio of net investment income to average net assets prior to fees waived	1.91%		1.68%	2.12%	1.80%	1.83%
Portfolio turnover	57%		94%	151% [6]	59%	53%

[1]
On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Total Return Fund were reorganized into Institutional Class shares of Delaware Total Return Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.

[2]			Calculated using average shares outstanding.
[3]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Total Return Fund
Delaware Total Return Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	9/30/22		9/30/21	9/30/20[1]		9/30/19	9/30/18
Net asset value, beginning of period	$17.29		$14.47	$19.14		$20.38	$20.05

Income (loss) from investment operations:
Net investment income[2]	0.30		0.34	0.35		0.35	0.40
Net realized and unrealized gain (loss)	(1.92)		2.85	(0.90)		0.41	0.74
Total from investment operations	(1.62)		3.19	(0.55)		0.76	1.14

Less dividends and distributions from:
Net investment income	(0.31)		(0.37)	(0.39)		(0.48)	(0.46)
Net realized gain	(2.15)		—	(3.73)		(1.52)	(0.35)
Return of capital	—		—	—	[3]	—	—
Total dividends and distributions	(2.46)		(0.37)	(4.12)		(2.00)	(0.81)

Net asset value, end of period	$13.21		$17.29	$14.47		$19.14	$20.38

Total return[4]	(11.36%	)[5]	22.23% [5]	(4.17%	)[5]	5.06%	5.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29		$62	$762		$1,976	$34,555
Ratio of expenses to average net assets[6]	0.79%		0.79%	0.81%		0.79%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%		0.82%	0.89%		0.79%	0.77%
Ratio of net investment income to average net assets	1.92%		2.16%	2.23%		1.86%	1.96%
Ratio of net investment income to average net assets prior to fees waived	1.88%		2.13%	2.15%		1.86%	1.96%
Portfolio turnover	57%		94%	151%	[7]	59%	53%

[1]
On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Total Return Fund were reorganized into Class R6 shares of Delaware Total Return Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.

[2]			Calculated using average shares outstanding.
[3]			Amount is less than $0.005 per share.
[4]			Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Strategic Allocation Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows
Six months ended 9/30/22[1]		Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.07	$12.13	$9.12	$10.94	$11.46	$11.42

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.09	0.07	0.18	0.22	0.21
Net realized and unrealized gain (loss)	(1.73)	0.11	3.14	(1.13)	(0.05)	0.71
Total from investment operations	(1.65)	0.20	3.21	(0.95)	0.17	0.92

Less dividends and distributions from:
Net investment income	(0.10)	(0.16)	(0.11)	(0.19)	(0.20)	(0.21)
Net realized gain	—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
Total dividends and distributions	(0.10)	(1.26)	(0.20)	(0.87)	(0.69)	(0.88)

Net asset value, end of period	$9.32	$11.07	$12.13	$9.12	$10.94	$11.46

Total return[3]	(14.93% )	1.32%	35.37%	(9.55% )	1.63%	8.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,612	$182,899	$198,448	$156,436	$195,484	$172,750
Ratio of expenses to average net assets[4]	1.05%	1.09%	1.14%	1.13%	1.16%	1.14%
Ratio of expenses to average net assets prior to fees waived[4]	1.21%	1.18%	1.18%	1.18%	1.22%	1.17%
Ratio of net investment income (loss) to average net assets	1.64%	0.78%	0.67%	1.66%	2.00%	1.79%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.48%	0.69%	0.63%	1.61%	1.94%	1.76%
Portfolio turnover	17%	70%	77%	103%	97%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Strategic Allocation Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.07	$12.12	$9.13	$10.94	$11.46	$11.42

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	—	(0.01)	0.10	0.14	0.12
Net realized and unrealized gain (loss)	(1.73)	0.11	3.13	(1.12)	(0.05)	0.71
Total from investment operations	(1.69)	0.11	3.12	(1.02)	0.09	0.83

Less dividends and distributions from:
Net investment income	(0.06)	(0.06)	(0.04)	(0.11)	(0.12)	(0.12)
Net realized gain	—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
Total dividends and distributions	(0.06)	(1.16)	(0.13)	(0.79)	(0.61)	(0.79)

Net asset value, end of period	$9.32	$11.07	$12.12	$9.13	$10.94	$11.46

Total return[3]	(15.29% )	0.60%	34.26%	(10.19% )	0.82%	7.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,324	$7,366	$11,063	$17,822	$27,275	$21,096
Ratio of expenses to average net assets[4]	1.81%	1.85%	1.90%	1.89%	1.92%	1.90%
Ratio of expenses to average net assets prior to fees waived[4]	1.97%	1.94%	1.94%	1.94%	1.98%	1.93%
Ratio of net investment income (loss) to average net assets	0.88%	0.02%	(0.09% )	0.90%	1.24%	1.03%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.72%	(0.07% )	(0.13% )	0.85%	1.18%	1.00%
Portfolio turnover	17%	70%	77%	103%	97%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Strategic Allocation Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows
		Year ended
	Six months ended 9/30/22[1] (Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.02	$12.07	$9.08	$10.90	$11.40	$11.37

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.06	0.04	0.15	0.19	0.18
Net realized and unrealized gain (loss)	(1.73)	0.11	3.12	(1.12)	(0.03)	0.70
Total from investment operations	(1.66)	0.17	3.16	(0.97)	0.16	0.88

Less dividends and distributions from:
Net investment income	(0.09)	(0.12)	(0.08)	(0.17)	(0.17)	(0.18)
Net realized gain	—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
Total dividends and distributions	(0.09)	(1.22)	(0.17)	(0.85)	(0.66)	(0.85)

Net asset value, end of period	$9.27	$11.02	$12.07	$9.08	$10.90	$11.40

Total return[3]	(15.12% )	1.14%	34.94%	(9.82% )	1.54%	8.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$632	$810	$1,509	$1,564	$1,986	$1,580
Ratio of expenses to average net assets[4]	1.31%	1.35%	1.40%	1.39%	1.42%	1.40%
Ratio of expenses to average net assets prior to fees waived[4]	1.47%	1.44%	1.44%	1.44%	1.48%	1.43%
Ratio of net investment income (loss) to average net assets	1.38%	0.52%	0.41%	1.40%	1.74%	1.53%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.22%	0.43%	0.37%	1.35%	1.68%	1.50%
Portfolio turnover	17%	70%	77%	103%	97%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Strategic Allocation Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows
Six months ended 9/30/22[1]		Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.07	$12.13	$9.13	$10.95	$11.46	$11.42

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.12	0.10	0.20	0.25	0.24
Net realized and unrealized gain (loss)	(1.74)	0.11	3.12	(1.12)	(0.04)	0.71
Total from investment operations	(1.64)	0.23	3.22	(0.92)	0.21	0.95

Less dividends and distributions from:
Net investment income	(0.11)	(0.19)	(0.13)	(0.22)	(0.23)	(0.24)
Net realized gain	—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
Total dividends and distributions	(0.11)	(1.29)	(0.22)	(0.90)	(0.72)	(0.91)

Net asset value, end of period	$9.32	$11.07	$12.13	$9.13	$10.95	$11.46

Total return[3]
	(14.82% )	1.57%	35.54%	(9.29% )	1.96%	8.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,055	$38,825	$40,579	$34,392	$47,910	$63,346
Ratio of expenses to average net assets[4]	0.81%	0.85%	0.90%	0.89%	0.92%	0.90%
Ratio of expenses to average net assets prior to fees waived[4]	0.97%	0.94%	0.94%	0.94%	0.98%	0.93%
Ratio of net investment income (loss) to average net assets	1.88%	1.02%	0.91%	1.90%	2.24%	2.03%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.72%	0.93%	0.87%	1.85%	2.18%	2.00%
Portfolio turnover	17%	70%	77%	103%	97%	93%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	10/31/22	10/31/21	10/31/20[1]	10/31/19	10/31/18
Net asset value, beginning of period	$8.23	$5.48	$6.27	$5.94	$6.23

Income (loss) from investment operations:
Net investment income[2]	0.06	0.11	0.05	0.02	0.03
Net realized and unrealized gain (loss)	(0.52)	2.69	(0.83)	0.52	(0.24)
Total from investment operations	(0.46)	2.80	(0.78)	0.54	(0.21)

Less dividends and distributions from:
Net investment income	(0.13)	(0.05)	(0.01)	(0.02)	(0.02)
Net realized gain	—	—	—	(0.19)	(0.06)
Total dividends and distributions	(0.13)	(0.05)	(0.01)	(0.21)	(0.08)

Net asset value, end of period	$7.64	$8.23	$5.48	$6.27	$5.94

Total return[4]	(5.66% )	51.43%	(12.53% )	9.99%	(3.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,581	$14,036	$6,913	$9,758	$10,377
Ratio of expenses to average net assets[6]	1.14%	1.14%	1.14%	1.17%	1.25%
Ratio of expenses to average net assets prior to fees waived[6]	1.48%	1.41%	1.45%	2.06%	2.34%
Ratio of net investment income to average net assets	0.81%	1.39%	0.86%	0.39%	0.40%
Ratio of net investment income to average net assets prior to fees waived	0.47%	1.12%	0.55%	(0.50% )	(0.69%)
Portfolio turnover	26%	19%	43%	12%	20%

1	Calculated using average shares outstanding.
2
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

3	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	10/31/22	10/31/21	10/31/20[1]	10/31/19	10/31/18
Net asset value, beginning of period	$7.51	$5.01	$5.78	$5.51	$5.81

Income (loss) from investment operations:
Net investment income[2]	— [2]	0.04	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.46)	2.47	(0.78)	0.48	(0.22)
Total from investment operations	(0.46)	2.51	(0.77)	0.46	(0.24)

Less dividends and distributions from:
Net investment income	(0.11)	(0.01)	—	—	—
Net realized gain	—	—	—	(0.19)	(0.06)
Total dividends and distributions	(0.11)	(0.01)	—	(0.19)	(0.06)

Net asset value, end of period	$6.94	$7.51	$5.01	$5.78	$5.51

Total return[4]	(6.24% )	50.25%	(13.32% )	9.25%	(4.26% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,686	$4,186	$1,454	$1,994	$1,837
Ratio of expenses to average net assets[6]	1.89%	1.89%	1.89%	1.92%	2.00%
Ratio of expenses to average net assets prior to fees waived[6]	2.23%	2.16%	2.20%	2.81%	3.09%
Ratio of net investment income to average net assets	0.05%	0.64%	0.11%	(0.36% )	(0.35%)
Ratio of net investment income to average net assets prior to fees waived	(0.29%)	0.37%	(0.20%)	(1.25% )	(1.44% )
Portfolio turnover	26%	19%	43%	12%	20%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	10/31/22	10/31/21	10/31/20[1]	10/31/19	10/31/18
Net asset value, beginning of period	$8.17	$5.44	$6.25	$5.93	$6.22

Income (loss) from investment operations:
Net investment income[2]	0.04	0.08	0.03	0.01	0.01
Net realized and unrealized gain (loss)	(0.52)	2.70	(0.84)	0.51	(0.23)
Total from investment operations	(0.48)	2.78	(0.81)	0.52	(0.22)

Less dividends and distributions from:
Net investment income	(0.07)	(0.05)	—	(0.01)	(0.01)
Net realized gain	—	—	—	(0.19)	(0.06)
Total dividends and distributions	(0.07)	(0.05)	—	(0.20)	(0.07)

Net asset value, end of period	$7.62	$8.17	$5.44	$6.25	$5.93

Total return[4]	(5.90% )	51.25%	(12.96% )	9.69%	(3.66% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155	$202	$283	$225	$49
Ratio of expenses to average net assets[6]	1.39%	1.39%	1.39%	1.42%	1.50%
Ratio of expenses to average net assets prior to fees waived[6]	1.73%	1.66%	1.70%	2.31%	2.59%
Ratio of net investment income to average net assets	0.56%	1.14%	0.61%	0.14%	0.15%
Ratio of net investment income to average net assets prior to fees waived	0.22%	0.87%	0.30%	(0.75% )	(0.94% )
Portfolio turnover	26%	19%	43%	12%	20%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial highlights
Delaware Mid Cap Value Fund
Delaware Mid Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Year ended
	10/31/22	10/31/21	10/31/20[1]	10/31/19	10/31/18
Net asset value, beginning of period	$8.23	$5.48	$6.28	$5.95	$6.24

Income (loss) from investment operations:
Net investment income[2]	0.08	0.12	0.06	0.04	0.04
Net realized and unrealized gain (loss)	(0.51)	2.70	(0.84)	0.51	(0.23)
Total from investment operations	(0.43)	2.82	(0.78)	0.55	(0.19)

Less dividends and distributions from:
Net investment income	(0.15)	(0.07)	(0.02)	(0.03)	(0.04)
Net realized gain	—	—	—	(0.19)	(0.06)
Total dividends and distributions	(0.15)	(0.07)	(0.02)	(0.22)	(0.10)

Net asset value, end of period	$7.65	$8.23	$5.48	$6.28	$5.95

Total return[4]	(5.34% )	51.85%	(12.46% )	10.29%	(3.21% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,124	$45,434	$64,314	$16,190	$9,804
Ratio of expenses to average net assets[6]	0.89%	0.89%	0.89%	0.92%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.16%	1.20%	1.81%	2.09%
Ratio of net investment income to average net assets	1.06%	1.64%	1.11%	0.64%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.72%	1.37%	0.80%	(0.25% )	(0.44% )
Portfolio turnover	26%	19%	43%	12%	20%

[1]	Calculated using average shares outstanding.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[3]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Year ended
Class A	Six months ended 5/31/22[1] (Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$ 15.71	$ 13.71	$ 14.01	$ 14.15	$ 14.62	$ 13.64
Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.25	0.53	0.35	0.36
Net realized and unrealized gain (loss)	(0.22)	2.06	(0.09)	0.50	(0.43)	0.98
Total from investment operations	(0.11)	2.27	0.16	1.03	(0.08)	1.34
Less dividends and distributions from: Net investment income	(0.13)	(0.27)	(0.27)	(0.35)	(0.34)	(0.36)
Net realized gain	(0.83)	---	(0.19)	(0.82)	(0.05)	___
Total dividends and distributions	(0.96)	(0.27)	(0.46)	(1.17)	(0.39)	(0.36)
Net asset value, end of period	$14.64	$15.71	$13.71	$14.01	$14.15	$14.62
Total return[3]	(0.89%)[4]	16.63%[4]	(1.30%)[4]	8.30%[5]	(0.56%)	9.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 244,933	$ 259,143	$ 230,168	$ 259,283	$ 273,384	$ 256,157
Ratio of expenses to average net assets[6,7]	1.08%	1.08%	1.09%	1.09%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[6]	1.11%	1.11%	1.12%	1.09%	1.09%	1.09%
Ratio of net investment income to average net assets[8]	1.48%	1.37%	1.91%	3.91%	2.41%	2.51%
Ratio of net investment income to average net assets prior to fees waived	1.45%	1.34%	1.88%	3.91%	2.41%	2.51%
Portfolio turnover	38%	89%	68%	91%	57%	81%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
4 Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.

5 General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
6 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7 The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.09% and 1.09%, respectively.
8 The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.40% and 2.51%, respectively.

Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Year ended
Class C	Six months ended 5/31/22[1] (Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$ 15.75	$ 13.73	$ 14.04	$ 14.18	$ 14.65	$ 13.66
Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.15	0.43	0.24	0.25
Net realized and unrealized gain (loss)	(0.22)	2.08	(0.10)	0.49	(0.43)	0.99
Total from investment operations	(0.17)	2.17	0.05	0.92	(0.19)	1.24
Less dividends and distributions from: Net investment income	(0.07)	(0.15)	(0.17)	(0.24)	(0.23)	(0.25)
Net realized gain	(0.83)	—	(0.19)	(0.82)	(0.05)	—
Total dividends and distributions	(0.90)	(0.15)	(0.36)	(1.06)	(0.28)	(0.25)
Net asset value, end of period	$ 14.68	$ 15.75	$ 13.73	$ 14.04	$ 14.18	$ 14.65
Total return[3]	(1.27%)[4]	15.84%[4]	0.47%[4]	7.46%[5]	(1.34%)	9.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 25,338	$ 31,157	$ 52,258	$ 95,672	$ 137,403	$ 225,604
Ratio of expenses to average net assets[6,7]	1.83%	1.83%	1.84%	1.84%	1.84%	1.84%
Ratio of expenses to average net assets prior to fees waived[6]	1.86%	1.86%	1.87%	1.84%	1.84%	1.84%
Ratio of net investment income to average net assets[8]	0.73%	0.62%	1.16%	3.17%	1.66%	1.76%
Ratio of net investment income to average net assets prior to fees waived	0.70%	0.59%	1.13%	3.17%	1.66%	1.76%
Portfolio turnover	38%	89%	68%	91%	57%	81%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
4 Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
6 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

7 The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.84% and 1.84%, respectively.
8 The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.65% and 1.76%, respectively.

Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Year ended

Class R	Six months ended 5/31/22[1] (Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$ 15.71	$ 13.71	$ 14.02	$ 14.16	$ 14.62	$ 13.63
Income (loss) from investment operations:
Net investment income[2]	0.09	0.17	0.21	0.49	0.31	0.32
Net realized and unrealized gain (loss)	(0.21)	2.06	(0.09)	0.50	(0.42)	0.99
Total from investment operations	(0.12)	2.23	0.12	0.99	(0.11)	1.31
Less dividends and distributions from: Net investment income	(0.11)	(0.23)	(0.24)	(0.31)	(0.30)	(0.32)
Net realized gain	(0.83)	—	(0.19)	(0.82)	(0.05)	—
Total dividends and distributions	(0.94)	(0.23)	(0.43)	(1.13)	(0.35)	(0.32)
Net asset value, end of period	$ 14.65	$ 15.71	$ 13.71	$ 14.02	$ 14.16	$ 14.62
Total return[3]	(0.95%)[4]	16.32%[4]	0.99%[4]	8.02%[5]	(0.78%)	9.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,150	$ 1,203	$ 1,069	$ 1,288	$ 1,968	$ 2,320
Ratio of expenses to average net assets[6,7]	1.33%	1.33%	1.34%	1.34%	1.34%	1.34%
Ratio of expenses to average net assets prior to fees waived[6]	1.36%	1.36%	1.37%	1.34%	1.34%	1.34%
Ratio of net investment income to average net assets[8]	1.23%	1.12%	1.66%	3.66%	2.16%	2.26%
Ratio of net investment income to average net assets prior to fees waived	1.20%	1.09%	1.63%	3.66%	2.16%	2.26%
Portfolio turnover	38%	89%	68%	91%	57%	81%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
4 Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.

6 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7 The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 1.34% and 1.34%, respectively.
8 The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.15% and 2.26%, respectively.

Delaware Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
		Year Ended
	Six Months ended 5/31/22[1] (Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
Net asset value, beginning of period	$ 15.70	$ 13.70	$ 14.01	$ 14.15	$ 14.63	$ 13.64
Income (loss) from investment operations:
Net investment income[2]	0.13	0.25	0.28	0.56	0.38	0.39
Net realized and unrealized gain (loss)	(0.21)	2.05	(0.10)	0.50	(0.43)	0.99
Total from investment operations	(0.08)	2.30	0.18	1.06	(0.05)	1.38
Less dividends and distributions from:
Net investment income	(0.15)	(0.30)	(0.30)	(0.38)	(0.38)	(0.39)
Net realized gain	(0.83)	--	(0.19)	(0.82)	(0.05)	--
Total dividends and distributions	(0.98)	(0.30)	(0.49)	(1.20)	(0.43)	(0.39)
Net asset value, end of period	$14.64	$15.70	$13.70	$14.01	$14.15	$14.63
Total return[3]	(0.70%)[4]	16.93%[4]	1.50%[4]	8.59%[5]	(0.37%)	10.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$111,966	$116,626	$116,589	$ 155,525	$185,720	$201,285
Ratio of expenses to average net assets[6,7]	0.83%	0.83%	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets prior to fees waived[6]	0.86%	0.86%	0.87%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[8]	1.73%	1.62%	2.16%	4.16%	2.66%	2.76%

Ratio of net investment income to average net assets prior to fees waived	1.70%	1.59%	2.13%	4.16%	2.66%	2.76%
Portfolio Turnover	38%	89%	68%	91%	57%	81%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4 Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower.
6 Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
7 The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 0.84% and 0.84%, respectively.
8 The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018 and 2017 were 2.65% and 2.76%, respectively.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated January 31, 2023

Acquisition of the Assets of:
DELAWARE EQUITY INCOME FUND (a series of Delaware Group® Equity Funds IV)
By and in exchange for shares of:
DELAWARE GROWTH AND INCOME FUND (a series of Delaware Group® Equity Funds IV)

Acquisition of the Assets of:
DELAWARE TOTAL RETURN FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE WEALTH BUILDER FUND (a series of Delaware Group® Equity Funds V)

Acquisition of the Assets of:
DELAWARE STRATEGIC ALLOCATION FUND (a series of Delaware Group Foundation Funds)
By and in exchange for shares of:
DELAWARE WEALTH BUILDER FUND (a series of Delaware Group® Equity Funds V)

Acquisition of the Assets of:
DELAWARE MID CAP VALUE FUND (a series of Delaware Group Equity Funds I)
By and in exchange for shares of:
DELWARE OPPORTUNITY FUND (a series of Delaware Group® Equity Funds IV)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated January 31, 2023 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Acquired Funds” (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of Delaware Group Equity Funds IV, Delaware Group Foundation Funds or Delaware Group Equity Funds I (each, an “Acquired Trust” and collectively, the “Acquired Trusts”), into the corresponding series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), each a series of Delaware Group Equity Funds IV or Delaware Group Equity Funds V (each, an “Acquiring Trust,” and collectively, the “Acquiring Trusts”).
1

Acquired Funds	Acquiring Funds
Delaware Equity Income Fund, a series of Delaware Group Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV
Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from Delaware Group Equity Funds IV, on behalf of Delaware Equity Income Fund, Delaware Total Return Fund, Delaware Growth and Income Fund and Delaware Opportunity Fund; Delaware Group Equity Funds V, on behalf of Delaware Wealth Builder Fund; Delaware Group Foundation Funds on behalf of Delaware Strategic Allocation Fund; or Delaware Group Equity Funds I, on behalf of Delaware Mid Cap Value Fund, by calling the telephone number above or by writing to the Delaware Group Equity Funds IV, Delaware Group Equity Funds I, Delaware Group Equity Funds V, or Delaware Group Foundation Funds at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
2

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

SUPPLEMENTAL FINANCIAL INFORMATION	6

3

GENERAL INFORMATION
The Board of Trustees (“Board”) of each Acquired Trust and each Acquiring Trust, on behalf of their respective series, reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into a corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the respective Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.
Acquired Funds	Acquiring Funds
Delaware Equity Income Fund, a series of Delaware Group Equity Funds IV	Delaware Growth and Income Fund, a series of Delaware Group Equity Funds IV
Delaware Total Return Fund, a series of Delaware Group Equity Funds IV	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Strategic Allocation Fund, a series of Delaware Group Foundation Funds	Delaware Wealth Builder Fund, a series of Delaware Group Equity Funds V
Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I	Delaware Opportunity Fund, a series of Delaware Group Equity Funds IV

Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations, consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS

•
Definitive Statement of Additional Information dated January 28, 2022 for Delaware Group Equity Funds IV, with respect to Delaware Equity Income Fund (filed via EDGAR on February 2, 2022, Accession No. 0001206774-22-000284).

•
Supplement dated May 20, 2022 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Equity Income Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated July 29, 2022 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Equity Income Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137439-22-000732).

•
Supplement dated August 19, 2022 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Equity Income Fund (filed via EDGAR on August 19, 2022 Accession No. 0001137439-22-000752).

4

•
Supplement dated November 10, 2022 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Equity Income Fund (filed via EDGAR on November 10, 2022 Accession No. 0001137439-22-001098).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2022, with respect to Delaware Equity Income Fund (filed via EDGAR on Dec. 8, 2022, Accession No. 0001206774-22-002791).

•
Statement of Additional Information dated January 28, 2022 for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on February 2, 2022, Accession No. 0001206774-22-000284).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000514).

•
Supplement dated July 29, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137439-22-000732).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on August 19, 2022 Accession No. 0001137439-22-000752).

•
Supplement dated November 10, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on November 10, 2022 Accession No. 0001137439-22-001098).

•
Supplement dated December 2, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Total Return Fund (filed via EDGAR on December 2, 2022 Accession No. 0001137439-22-001153).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2022, with respect to Delaware Total Return Fund (filed via EDGAR on Dec. 8, 2022, Accession No. 0001206774-22-002791).

•
Statement of Additional Information dated July 29, 2022, as amended and restated November 2, 2022, for Delaware Group Foundation Funds, with respect to Delaware Strategic Allocation Fund (filed via EDGAR on November 2, 2022 Accession No. 0001206774-22-002631).

•
Supplement dated November 10, 2022, to the Statement of Additional Information, for Delaware Group Foundation Funds, with respect to Delaware Strategic Allocation Fund (filed via EDGAR on November 10, 2022, Accession No. 0001137439-22-001098).

•
Supplement dated December 2, 2022, to the Statement of Additional Information, for Delaware Group Foundation Funds, with respect to Delaware Strategic Allocation Fund (filed via EDGAR on December 2, 2022, Accession No. 0001137439-22-001156).

•
The unaudited financial statements included in the Delaware Group Foundation Funds Semi-Annual Report to Shareholders for the reporting period ended Sept. 30, 2022, with respect to Delaware Strategic Allocation Fund (filed via EDGAR on Dec. 8, 2022, Accession No. 0001206774-22-002785).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Foundation Funds Annual Report to Shareholders for the reporting period ended March 31, 2022, with respect to Delaware Strategic Allocation Fund (filed via EDGAR on Jun. 8, 2022, Accession No. 0001206774-22-001494).

5

•
Statement of Additional Information dated February 25, 2022 for Delaware Group Equity Funds I, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on February 25, 2022, Accession No. 0001145443-22-000085).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds I, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated July 29, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds I, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137-22-000732).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds I, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on August 19, 2022 Accession No. 0001137439-22-000752).

•
Supplement dated November 10, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds I, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on November 10, 2022, Accession No. 0001137439-22-001098).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Mid Cap Value Fund Annual Report to Shareholders for the reporting period ended Oct. 31, 2022, with respect to Delaware Mid Cap Value Fund (filed via EDGAR on Jan. 5, 2023 Accession No. 0001206774-23-000010).

ACQUIRING FUNDS

•
Definitive Statement of Additional Information dated January 28, 2022 for Delaware Group Equity Funds IV, with respect to Delaware Growth and Income Fund (filed via EDGAR on February 2, 2022, Accession No. 0001206774-22-000284).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Growth and Income Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated July 29, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Growth and Income Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137439-22-000732).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Growth and Income Fund (filed via EDGAR on August 19, 2022 Accession No. 0001137439-22-000752).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2022, with respect to Delaware Growth and Income Fund (filed via EDGAR on Dec. 8, 2022, Accession No. 0001206774-22-002791).

•
Definitive Statement of Additional Information dated January 28, 2022, for Delaware Group Equity Funds IV, with respect to Delaware Opportunity Fund (filed via EDGAR on February 2, 2022, Accession No. 0001206774-22-000284).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Opportunity Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated July 29, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Opportunity Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137439-22-000732).

6

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Opportunity Fund (filed via EDGAR on August 19, 2022, Accession No. 0001137439-22-000752).

•
Statement of Additional Information dated January 19, 2023, for Delaware Group Equity Funds IV, with respect to Delaware Opportunity Fund (filed via EDGAR on January 19, 2023, Accession No. 0001145443-23-000018).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2022, with respect to Delaware Opportunity Fund (filed via EDGAR on Dec. 8, 2022, Accession No. 0001206774-22-002791).

•
Statement of Additional Information dated March 30, 2022, for Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on March 29, 2022, Accession No. 0001145443-22-000120).

•
Supplement dated May 20, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on May 20, 2022, Accession No. 0001137439-22-000571).

•
Supplement dated July 29, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on July 29, 2022, Accession No. 0001137439-22-000732).

•
Supplement dated August 19, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on August 19, 2022 Accession No. 0001137439-22-000752).

•
Supplement dated December 2, 2022, to the Statement of Additional Information, for Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on December 2, 2022, Accession No. 0001137439-22-001149).

•
Statement of Additional Information dated January 19, 2023, For Delaware Group Equity Funds V, with respect to Delaware Wealth Builder Fund (filed via EDGAR on January 19, 2023, Accession No. 0001145443-23-000019).

•
The unaudited financial statements included in the Delaware Group Equity Funds V Semi-Annual Report to Shareholders for the reporting period ended May 31, 2022, with respect to Delaware Wealth Builder Fund (filed via EDGAR on Aug. 5, 2022, Accession No. 0001206774-22-001932).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds V Annual Report to Shareholders for the reporting period ended November 31, 2021, with respect to Delaware Wealth Builder Fund (filed via EDGAR on Feb. 7, 2022, Accession No. 0001206774-22-000345).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE FUNDS” section of the Prospectus/Information Statement.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, following the Reorganizations, changes to the Acquiring
7

Funds’ portfolios are expected to be made. There is no anticipated repositioning of any Acquired Fund prior to the Reorganizations.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.

8

PART C
(Delaware Group® Equity Funds V)
N-14
Pre-Effective Amendment No. 1
333-268917

OTHER INFORMATION
Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 37 filed March 28, 2008.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed March 25, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 37 filed March 28, 2008.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed January 29, 2010.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 39 filed January 29, 2010.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 52 filed March 25, 2016.
(b) Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 22, 1999.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed March 25, 2016.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed January 29, 2010.

	(i)	Executed Amendment No. 2 (June 30, 2016) to Exhibit A to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 28, 2017.
(b)
Executed Investment Advisory Expense Limitation Letter (March 23, 2022) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.

(c)
Executed Sub-Advisory Agreement (May 30, 2019) between Macquarie Funds Management Hong Kong Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 62 filed March 26, 2020.

(i)
Executed Amendment No. 2 (November 15, 2021) to Schedule 1 of the Sub-Advisory Agreement between Macquarie Funds Management Hong Kong Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed October 21, 2022.

(d)
Executed Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 62 filed March 26, 2020.

(i)
Executed Amendment No. 2 (November 15, 2021) to Schedule 1 of the Sub-Advisory Agreement (Delaware Equity Funds) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed October 21, 2022.

(e)
Executed Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed October 21, 2022.

	(i)	Form of Amendment No. 3 to Schedule 1 to Sub-Advisory Agreement (Delaware Fixed Income Funds) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed October 21, 2022.
	(f)	Executed Expense Limitation Agreement (January 18, 2023) attached as Exhibit No. EX-99.6.f.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 28, 2017.

(ii)
Executed Amendment No. 1 (June 30, 2016) to Schedule I to the Amended and Restated Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 28, 2017.

	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 60 filed March 28, 2019.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 60 filed March 28, 2019.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 60 filed March 28, 2019.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 38 filed March 27, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 50 filed March 30, 2015.
		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 58 filed March 29, 2018.
		(iii)	Executed Amendment No. 4 (July 19, 2019) to the Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.
		(iv)	Executed Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 72 filed January 19, 2023.
		(v)	Executed Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 72 filed January 19, 2023.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed March 28, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed March 30, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 29, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed March 29, 2006.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (November 18, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed March 29, 2021.
(i) Appendix A (October 31, 2022) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated by reference to Post-Effective Amendment No. 72 filed January 19, 2023.
(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (December 20, 2022) incorporated by reference to the Registration Statement on Form N-14 (333-268917) filed December 20, 2022.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed January 31, 2002.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 32 filed January 30, 2004.
(ii) Executed Amendment No. 1 (June 30, 2016) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 28, 2017.
(iii) Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement ) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed October 21, 2022.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 50 filed March 30, 2015.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed March 28, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 58 filed March 29, 2018.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed March 28, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 50 filed March 30, 2015.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 58 filed March 29, 2018.

(iii)
Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
	(a)	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds I attached as Exhibit No. EX-99.14.a.
	(b)	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds IV attached as Exhibit No. EX-99.14.b.
	(c)	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds V attached as Exhibit No. EX-99.14.c.
	(d)	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Foundation Funds attached as Exhibit No. EX-99.14.d.
(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
	(a)	Powers of Attorney (November 10, 2022) incorporated by reference to the Registration Statement on Form N-14 (333-268917) filed December 20, 2022.
(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (September 8, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed March 29, 2021.

	(b)	Code of Ethics for Macquarie Funds Management Hong Kong Limited (February 2016) incorporated into this filing by reference to Post-Effective Amendment No. 62 filed March 26, 2020.
	(c)	Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.
	(d)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.

		(e)	Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed March 29, 2022.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of January, 2023.

DELAWARE GROUP EQUITY FUNDS V

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	January 27, 2023
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	January 27, 2023
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	January 27, 2023
Ann D. Borowiec

Joseph W. Chow	*	Trustee	January 27, 2023
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	January 27, 2023
H. Jeffrey Dobbs

John A. Fry	*	Trustee	January 27, 2023
John A. Fry

Joseph Harroz, Jr.	*	Trustee	January 27, 2023
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	January 27, 2023
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	January 27, 2023
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	January 27, 2023
Thomas K. Whitford

Christianna Wood	*	Trustee	January 27, 2023
Christianna Wood

Janet L. Yeomans	*	Trustee	January 27, 2023
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	January 27, 2023
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Equity Funds V N-14)

Exhibit No.	Exhibit
EX-99.6.f	Executed Expense Limitation Agreement (January 18, 2023)
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds I
EX-99.14.b	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds IV
EX-99.14.c	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Equity Funds V
EX-99.14.d	Consent of Independent Registered Public Accounting Firm (January 2023) relating to Delaware Group Foundation Funds